UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 01, 2023 through April 30, 2024

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSRS for the period ended April 30, 2024, originally filed with the Securities and Exchange Commission on July 9, 2024 (Accession Number 0001398344-24-012442). The purpose of this amendment is to include in the Notes to the Financial Statements the required disclosure regarding the Board of Trustees’ considerations in approving the Investment Advisory Agreement for the new Funds launched during the period covered by the report. The original Form N-CSRS filing unintentionally omitted such disclosures in error. Except as set forth above this amendment does not amend, update or change any other items found in the original Form N-CSRS filing, the entirety of which is incorporated here by reference.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

April 30, 2024

Pacer American Energy Independence ETF *Ticker: USAI*

Pacer BlueStar Engineering the Future ETF *Ticker: BULD*

Pacer BlueStar Digital Entertainment ETF *Ticker: ODDS*

Pacer Swan SOS Fund of Funds ETF *Ticker: PSFF*

Pacer Swan SOS Conservative (January) ETF *Ticker: PSCX*

Pacer Swan SOS Moderate (January) ETF *Ticker: PSMD*

Pacer Swan SOS Flex (January) ETF *Ticker: PSFD*

Pacer Swan SOS Conservative (April) ETF *Ticker: PSCW*

Pacer Swan SOS Moderate (April) ETF *Ticker: PSMR*

Pacer Swan SOS Flex (April) ETF *Ticker: PSFM*

Pacer Swan SOS Conservative (July) ETF *Ticker: PSCJ*

Pacer Swan SOS Moderate (July) ETF *Ticker: PSMJ*

Pacer Swan SOS Flex (July) ETF *Ticker: PSFJ*

Pacer Swan SOS Conservative (October) ETF *Ticker: PSCQ*

Pacer Swan SOS Moderate (October) ETF *Ticker: PSMO*

Pacer Swan SOS Flex (October) ETF *Ticker: PSFO*

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF *Ticker: QDPL*

Pacer Developed Markets Cash Cows Growth Leaders ETF *Ticker: EAFG*

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2024

Pacer American Energy Independence ETF

Sector(a)	Percentage of Net Assets
Energy	99.4%
Investments Purchased With Proceeds From Securities Lending	13.8%
Liabilities in Excess of Other Assets	-13.2%
100.0%

(a)	The Fund may classify a company in a different category than the American Energy Independence Index.

Pacer BlueStar Engineering the Future ETF

Sector(a)	Percentage of Net Assets
Automobiles & Components	1.7%
Capital Goods	24.1%
Pharmaceuticals Biotechnology & Life Sciences	0.8%
Semiconductors & Semiconductor Equipment	34.1%
Software & Services	24.1%
Technology Hardware & Equipment	15.0%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BlueStar Robotics and 3D Printing Index.

Pacer BlueStar Digital Entertainment ETF

Sector(a)	Percentage of Net Assets
Consumer Discretionary Distribution & Retail	0.9%
Consumer Durables & Apparel	1.7%
Consumer Services	47.1%
Media & Entertainment	39.6%
Semiconductors & Semiconductor Equipment	2.4%
Software & Services	4.1%
Exchange Traded Funds	3.7%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BlueStar Global Online Gambling, Video Gaming, and eSports Index.

Pacer Swan SOS Fund of Funds ETF

Sector	Percentage of Net Assets
Affiliated Exchange-Traded Funds	99.4%
Other Assets in Excess of Liabilities	0.6%
100.0%

Pacer Swan SOS Conservative (January) ETF

Sector	Percentage of Net Assets
Purchased Options	102.0%
Liabilities in Excess of Other Assets	-2.0%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2024 (Continued)

Pacer Swan SOS Moderate (January) ETF

Sector	Percentage of Net Assets
Purchased Options	102.5%
Liabilities in Excess of Other Assets	-2.5%
100.0%

Pacer Swan SOS Flex (January) ETF

Sector	Percentage of Net Assets
Purchased Options	102.4%
Liabilities in Excess of Other Assets	-2.4%
100.0%

Pacer Swan SOS Conservative (April) ETF

Sector	Percentage of Net Assets
Purchased Options	100.6%
Liabilities in Excess of Other Assets	-0.6%
100.0%

Pacer Swan SOS Moderate (April) ETF

Sector	Percentage of Net Assets
Purchased Options	101.9%
Liabilities in Excess of Other Assets	-1.9%
100.0%

Pacer Swan SOS Flex (April) ETF

Sector	Percentage of Net Assets
Purchased Options	102.2%
Liabilities in Excess of Other Assets	-2.2%
100.0%

Pacer Swan SOS Conservative (July) ETF

Sector	Percentage of Net Assets
Purchased Options	101.1%
Liabilities in Excess of Other Assets	-1.1%
100.0%

Pacer Swan SOS Moderate (July) ETF

Sector	Percentage of Net Assets
Purchased Options	101.1%
Liabilities in Excess of Other Assets	-1.1%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2024 (Continued)

Pacer Swan SOS Flex (July) ETF

Sector	Percentage of Net Assets
Purchased Options	100.4%
Liabilities in Excess of Other Assets	-0.4%
100.0%

Pacer Swan SOS Conservative (October) ETF

Sector	Percentage of Net Assets
Purchased Options	105.1%
Liabilities in Excess of Other Assets	-5.1%
100.0%

Pacer Swan SOS Moderate (October) ETF

Sector	Percentage of Net Assets
Purchased Options	105.5%
Liabilities in Excess of Other Assets	-5.5%
100.0%

Pacer Swan SOS Flex (October) ETF

Sector	Percentage of Net Assets
Purchased Options	104.3%
Liabilities in Excess of Other Assets	-4.3%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2024 (Continued)

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.3%
Banks	2.7%
Capital Goods	5.1%
Commercial & Professional Services	1.1%
Consumer Discretionary Distribution & Retail	5.1%
Consumer Durables & Apparel	0.8%
Consumer Services	1.8%
Consumer Staples Distribution & Retail	1.6%
Energy	3.5%
Equity Real Estate Investment Trusts (REITs)	1.7%
Financial Services	6.6%
Food Beverage & Tobacco	2.4%
Health Care Equipment & Services	4.5%
Household & Personal Products	1.3%
Insurance	2.0%
Materials	2.0%
Media & Entertainment	7.1%
Pharmaceuticals Biotechnology & Life Sciences	6.2%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	8.9%
Software & Services	9.8%
Technology Hardware & Equipment	6.6%
Telecommunication Services	0.8%
Transportation	1.5%
Utilities	2.0%
U.S. Treasury Note/Bonds	10.0%
Other Assets in Excess of Liabilities	3.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 400.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2024 (Continued)

Pacer Developed Markets Cash Cows Growth Leaders ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.2%
Capital Goods	4.4%
Commercial & Professional Services	5.1%
Consumer Discretionary Distribution & Retail	4.5%
Consumer Durables & Apparel	5.5%
Consumer Services	5.4%
Energy	1.7%
Food Beverage & Tobacco	2.6%
Health Care Equipment & Services	4.6%
Household & Personal Products	1.7%
Materials	7.1%
Media & Entertainment	8.3%
Pharmaceuticals Biotechnology & Life Sciences	9.1%
Semiconductors & Semiconductor Equipment	14.1%
Software & Services	11.0%
Technology Hardware & Equipment	2.2%
Telecommunication Services	4.2%
Transportation	5.3%
Utilities	0.5%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets Cap Cash Cows Growth Leaders Index.

Pacer American Energy Independence ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The American Energy Independence Total Return (the “Index”) uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas). Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as operating liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Five Year	Since Inception(2)
Pacer American Energy Independence ETF - NAV	17.84%	24.04%	17.85%	11.89%	9.96%
Pacer American Energy Independence ETF - Market	18.02%	24.08%	17.67%	11.89%	9.96%
American Energy Independence Total Return Index (3)	18.46%	25.28%	19.06%	13.19%	11.21%
S&P 500 Index (3)	20.98%	22.66%	8.06%	13.19%	12.42%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is December 12, 2017. The Fund is the sucessor to the investment performance of the American Energy Independence ETF (the “Predecessor USAI”) as a result of the reorganization of the Predecessor USAI Fund into the Fund on December 16, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to December 16, 2019 is that of the Predecessor USAI Fund’s Shares for the Fund. The Predecessor USAI Fund was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BlueStar Engineering the Future ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 4, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The BlueStar Robotics and 3D Printing Index (the “Index”) is a rules-based index that consists of globally-listed stocks and depositary receipts of companies that, at the time of being added to the Index, derive at least 50% of their revenues (25% for current Index components) from robots or manufacturing automation equipment (“robotics”); computer aided design (“CAD”) software; or 3D printing centers, 3D printing hardware, 3D printing simulation software, 3D scanning and measurement software, and 3D printing materials (collectively, “Robotics and 3D Printing Companies”), as determined by MV Index Solutions (the “Index Provider”).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception(2)
Pacer BlueStar Engineering the Future ETF - NAV	22.32%	10.14%	2.78%
Pacer BlueStar Engineering the Future ETF - Market	22.14%	10.30%	2.78%
BlueStar Robotics and 3D Printing Index	22.25%	10.14%	2.62%
S&P 500 Index (3)	20.98%	22.66%	10.06%
S&P Global 1200 Industrials Sector Index	25.68%	20.30%	13.87%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 4, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BlueStar Digital Entertainment ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 7, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The BlueStar Global Online Gambling, Video Gaming, and eSports Index (the “Index”) is a rules-based index that consists of globally-listed stocks and depositary receipts of digital entertainment companies. Companies eligible to be added to the Index are those that derive at least 50% of their revenues from the following activities: online gambling platforms or software related to online gambling; video game development and software related to the development of video games or hardware such as computer processors and graphics cards used in video gaming systems, controllers, headsets, and gaming consoles; and streaming services or video games and/or hardware for use in eSports events or that are involved in eSports events such as league operators, teams, distributors and platforms, (collectively, “Digital Entertainment”) as determined by MV Index Solutions (the “Index Provider”).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception(2)
Pacer BlueStar Digital Entertainment ETF - NAV	20.87%	6.85%	3.71%
Pacer BlueStar Digital Entertainment ETF - Market	20.36%	6.40%	3.52%
BlueStar Global Online Gambling, Video Gaming, and eSports Index	20.44%	5.93%	2.74%
S&P 500 Index (3)	20.98%	22.66%	7.32%
S&P 1200 Global Index	20.32%	18.45%	6.84%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is April 7, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Since Inception(2)
Pacer Swan SOS Fund of Funds ETF - NAV	11.86%	14.71%	7.33%	8.55%
Pacer Swan SOS Fund of Funds ETF - Market	12.25%	14.76%	7.31%	8.60%
S&P 500 Index (3)	20.98%	22.66%	8.06%	11.15%
S&P 500 Price Return Index	20.07%	20.78%	6.39%	9.45%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024 as supplemented March 1, 2024, is 0.72%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 29, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 3, 2023 to December 29, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Since Inception(2)
Pacer Swan SOS Conservative (January) ETF - NAV	11.33%	13.35%	5.40%	6.35%
Pacer Swan SOS Conservative (January) ETF - Market	11.12%	13.40%	5.31%	6.33%
S&P 500 Index (3)	20.98%	22.66%	8.06%	11.45%
S&P 500 Price Return Index	20.07%	20.78%	6.39%	9.74%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024, as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 13.65% (before fees and expenses of the Fund) and 12.90% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 2, 2024 to December 31, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Since Inception (2)
Pacer Swan SOS Moderate (January) ETF - NAV	11.98%	13.97%	7.09%	8.33%
Pacer Swan SOS Moderate (January) ETF - Market	11.83%	13.95%	7.00%	8.29%
S&P 500 Index (3)	20.98%	22.66%	8.06%	11.45%
S&P 500 Price Return Index	20.07%	20.78%	6.39%	9.74%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024, as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (January) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.43% (before fees and expenses of the Fund) and 14.68% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 2, 2024 to December 31, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Since Inception (2)
Pacer Swan SOS Flex (January) ETF - NAV	16.00%	17.04%	10.09%	11.98%
Pacer Swan SOS Flex (January) ETF - Market	15.78%	17.10%	10.06%	11.97%
S&P 500 Index (3)	20.98%	22.66%	8.06%	11.45%
S&P 500 Price Return Index	20.07%	20.78%	6.39%	9.74%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024, as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.29% (before fees and expenses of the Fund) and 15.69% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2024 to March 31, 2025.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Since Inception (2)
Pacer Swan SOS Conservative (April) ETF - NAV	8.82%	9.86%	3.48%	4.00%
Pacer Swan SOS Conservative (April) ETF - Market	8.83%	10.03%	3.45%	4.01%
S&P 500 Index (3)	20.98%	22.66%	8.06%	9.68%
S&P 500 Price Return Index	20.07%	20.78%	6.39%	7.99%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024 as supplemented March 1, 2024, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.78% (before fees and expenses of the Fund) and 14.18% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2024 to March 31, 2025.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Since Inception (2)
Pacer Swan SOS Moderate (April) ETF - NAV	8.96%	10.57%	5.88%	6.47%
Pacer Swan SOS Moderate (April) ETF - Market	8.78%	10.61%	5.89%	6.47%
S&P 500 Index (3)	20.98%	22.66%	8.06%	9.68%
S&P 500 Price Return Index	20.07%	20.78%	6.39%	7.99%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024 as supplemented March 1, 2024, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.53% (before fees and expenses of the Fund) and 15.93% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2024 to March 31, 2025.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Three Year	Since Inception (2)
Pacer Swan SOS Flex (April) ETF - NAV	11.40%	12.93%	7.35%	8.32%
Pacer Swan SOS Flex (April) ETF - Market	11.22%	13.15%	7.38%	8.32%
S&P 500 Index (3)	20.98%	22.66%	8.06%	9.68%
S&P 500 Price Return Index	20.07%	20.78%	6.39%	7.99%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024 as supplemented March 1, 2024, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.73% (before fees and expenses of the Fund) and 13.98% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 3, 2023 to June 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception (2)
Pacer Swan SOS Conservative (July) ETF - NAV	14.44%	16.02%	6.26%
Pacer Swan SOS Conservative (July) ETF - Market	14.19%	16.23%	6.27%
S&P 500 Index (3)	20.98%	22.66%	7.42%
S&P 500 Price Return Index	20.07%	20.78%	5.76%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 3, 2023, as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.52% (before fees and expenses of the Fund) and 13.77% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 3, 2023 to June 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception (2)
Pacer Swan SOS Moderate (July) ETF - NAV	13.42%	17.26%	8.85%
Pacer Swan SOS Moderate (July) ETF - Market	13.29%	17.49%	8.86%
S&P 500 Index (3)	20.98%	22.66%	7.42%
S&P 500 Price Return Index	20.07%	20.78%	5.76%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 3, 2023, is as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.72% (before fees and expenses of the Fund) and 15.97% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 3, 2023 to June 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception (2)
Pacer Swan SOS Flex (July) ETF - NAV	14.87%	18.43%	9.32%
Pacer Swan SOS Flex (July) ETF - Market	14.62%	18.53%	9.30%
S&P 500 Index (3)	20.98%	22.66%	7.42%
S&P 500 Price Return Index	20.07%	20.78%	5.76%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 3, 2023, is as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.95% (before fees and expenses of the Fund) and 15.20% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 2, 2023 to September 30, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception (2)
Pacer Swan SOS Conservative (October) ETF - NAV	11.93%	16.83%	7.97%
Pacer Swan SOS Conservative (October) ETF - Market	11.85%	16.96%	7.97%
S&P 500 Index (3)	20.98%	22.66%	7.93%
S&P 500 Price Return Index	20.07%	20.78%	6.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 2, 2023, as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 15.50% (before fees and expenses of the Fund) and 14.75% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 2, 2023 to September 30, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Moderate (October) ETF - NAV	11.38%	16.34%	9.72%
Pacer Swan SOS Moderate (October) ETF - Market	11.19%	16.54%	9.72%
S&P 500 Index (3)	20.98%	22.66%	7.93%
S&P 500 Price Return Index	20.07%	20.78%	6.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 2, 2023, as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.65% (before fees and expenses of the Fund) and 16.90% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 2, 2023 to September 30, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception(2)
Pacer Swan SOS Flex (October) ETF - NAV	13.02%	15.56%	11.04%
Pacer Swan SOS Flex (October) ETF - Market	12.79%	15.67%	11.05%
S&P 500 Index (3)	20.98%	22.66%	7.93%
S&P 500 Price Return Index	20.07%	20.78%	6.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 2, 2023, as supplemented March 1, 2024 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 400 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 400% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended April 30, 2024)

	Six-Months	One Year	Since Inception(2)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - NAV	19.58%	21.07%	6.33%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - Market	19.53%	21.25%	6.40%
Metaurus US Large Cap Dividend Multiplier Index – Series 400 (3)	19.92%	21.49%	6.92%
Metaurus US Large Cap Dividend Multiplier Price Return Index – Series 400 (3)	16.32%	14.11%	0.37%
S&P 500® Index (3)	20.98%	22.66%	6.72%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2024, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets Cash Cows Growth Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 20, 2024, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Index uses a rules-based methodology that seeks to provide exposure to large- and mid-capitalization securities in developed markets, excluding the U.S. and Canada, with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.” The initial Index universe is derived from the component companies of the MSCI EAFE Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. A company’s projected free cash flows and earnings are determined by the Index Provider. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, companies in the financial or real estate sectors are excluded from the Index universe. The remaining companies are ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are included in the Index.

Cumulative Returns (1)
(For the periods ended April 30, 2024)

Since Inception(2)
Pacer Developed Markets Cash Cows Growth Leaders ETF - NAV	-6.29%
Pacer Developed Markets Cash Cows Growth Leaders ETF - Market	-6.66%
Pacer Developed Markets Cap Cash Cows Growth Leaders Index (3)	-6.99%
MSCI EAFE Index	-1.38%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated March 20, 2024 is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 20, 2024.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2024 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During Period(a)
Pacer American Energy Independence ETF
Actual	0.60%	$ 1,000.00	$ 1,178.40	$ 3.25
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer BlueStar Engineering the Future ETF
Actual	0.60%	$ 1,000.00	$ 1,233.20	$ 3.33
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer BlueStar Digital Entertainment ETF
Actual	0.60%	$ 1,000.00	$ 1,208.70	$ 3.29
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Fund of Funds ETF
Actual	0.18%	$ 1,000.00	$ 1,118.60	$ 0.63
Hypothetical(b)	0.18%	$ 1,000.00	$ 1,024.27	$ 0.60
Pacer Swan SOS Conservative (January) ETF
Actual	0.60%	$ 1,000.00	$ 1,113.30	$ 3.15
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Moderate (January) ETF
Actual	0.60%	$ 1,000.00	$ 1,119.80	$ 3.16
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Flex (January) ETF
Actual	0.60%	$ 1,000.00	$ 1,160.00	$ 3.22
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Conservative (April) ETF
Actual	0.60%	$ 1,000.00	$ 1,088.20	$ 3.12
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2024 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Expenses Paid During Period(a)
Pacer Swan SOS Moderate (April) ETF
Actual	0.60%	$ 1,000.00	$ 1,089.60	$ 3.12
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Flex (April) ETF
Actual	0.60%	$ 1,000.00	$ 1,114.00	$ 3.15
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Conservative (July) ETF
Actual	0.60%	$ 1,000.00	$ 1,144.40	$ 3.20
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Moderate (July) ETF
Actual	0.60%	$ 1,000.00	$ 1,134.20	$ 3.18
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Flex (July) ETF
Actual	0.60%	$ 1,000.00	$ 1,148.70	$ 3.21
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Conservative (October) ETF
Actual	0.60%	$ 1,000.00	$ 1,119.30	$ 3.16
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Moderate (October) ETF
Actual	0.60%	$ 1,000.00	$ 1,113.80	$ 3.15
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Swan SOS Flex (October) ETF
Actual	0.60%	$ 1,000.00	$ 1,130.20	$ 3.18
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Actual	0.60%	$ 1,000.00	$ 1,195.80	$ 3.28
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,021.88	$ 3.02

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (182) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (366).

(b)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 03/20/24(a)	Ending Account Value 04/30/24	Expenses Paid During Period
Pacer Developed Markets Cash Cows Growth Leaders ETF
Actual	0.65%	$ 1,000.00	$ 937.10	$ 0.71(b)
Hypothetical(d)	0.65%	$ 1,000.00	$ 1,004.87	$ 0.73(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (41) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (366).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (182) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (366).

(d)	Assumes 5% return before expenses.

Pacer American Energy Independence ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%

Energy — 99.4%(a)
Antero Midstream Corp.(b)	108,826	$1,506,152
Archrock, Inc.	65,066	1,248,617
Cheniere Energy, Inc.	23,547	3,716,188
DT Midstream, Inc.	27,520	1,711,744
Enbridge, Inc.	106,191	3,775,869
Energy Transfer LP	244,795	3,850,625
EnLink Midstream LLC(b)	100,324	1,376,445
Enterprise Products Partners LP	77,519	2,176,734
Excelerate Energy, Inc. - Class A	61,012	1,028,662
Genesis Energy LP	81,709	966,618
Gibson Energy, Inc.	73,819	1,210,789
Hess Midstream LP - Class A(b)	36,062	1,229,714
Keyera Corp.	64,251	1,648,455
Kinder Morgan, Inc.	124,548	2,276,737
Kinetik Holdings, Inc.	28,227	1,082,223
Kodiak Gas Services, Inc.	37,248	1,012,401
MPLX LP	53,243	2,225,557
New Fortress Energy, Inc.(b)	38,543	1,009,827
NextDecade Corp.(b)(c)	176,977	1,136,192
ONEOK, Inc.	48,565	3,842,463
Pembina Pipeline Corp.	64,118	2,256,112
Plains GP Holdings LP - Class A	75,671	1,377,969
Targa Resources Corp.(b)	20,586	2,348,039
TC Energy Corp.	95,610	3,425,333
Western Midstream Partners LP(b)	40,884	1,394,144
Williams Cos., Inc.(b)	101,247	3,883,835
		52,717,444
TOTAL COMMON STOCKS (Cost $39,867,345)		52,717,444

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.8%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51%(d)	7,295,612	$7,295,612
Total Investments Purchased with Proceeds from Securities Lending (Cost $7,295,612)		7,295,612

TOTAL INVESTMENTS — 113.2%
(Cost $47,162,957)		60,013,056
Liabilities in Excess of Other Assets — (13.2)%		(6,979,956)
TOTAL NET ASSETS — 100.0%		$53,033,100

Percentages are stated as a percent of net assets.

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $6,884,702 which represented 13.0% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Engineering the Future ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%

Consumer Discretionary — 1.8%
Denso Corp.	926	$15,838

Health Care — 0.8%
BICO Group AB(a)	1,684	7,104

Industrials — 24.1%
3D Systems Corp.(a)	6,262	20,978
Amada Co. Ltd.	186	2,042
Andritz AG	44	2,418
ATS Corp.(a)	49	1,612
AutoStore Holdings Ltd.(a)(b)	906	1,309
Daifuku Co. Ltd.	153	3,171
Duerr AG	57	1,469
Emerson Electric Co.	211	22,742
FANUC Corp.	345	10,144
Fuji Corp.	85	1,436
Konecranes Oyj	49	2,595
Lincoln Electric Holdings, Inc.	23	5,049
Proto Labs, Inc.(a)	1,044	31,821
Rockwell Automation, Inc.	39	10,567
Siemens AG	297	55,860
Stratasys Ltd.(a)	3,238	31,473
Yaskawa Electric Corp.	81	3,387
		208,073

Information Technology — 73.1%(c)
Advantest Corp.	194	6,159
Altair Engineering, Inc. - Class A(a)	46	3,701
Altium Ltd.	151	6,472
Ambarella, Inc.(a)	28	1,287
ANSYS, Inc.(a)	107	34,762
Applied Materials, Inc.	273	54,231
ASM International NV	18	11,455
ASML Holding NV	94	82,012
ASMPT Ltd.	157	1,975
Autodesk, Inc.(a)	282	60,024
Axcelis Technologies, Inc.(a)	16	1,656
Azbil Corp.	51	1,435
BE Semiconductor Industries NV	35	4,697
Bentley Systems, Inc. - Class B	362	19,016
Cognex Corp.	74	3,074
Dassault Systemes SE	1,149	45,494
Disco Corp.	10	2,910
FARO Technologies, Inc.(a)	1,109	20,794
Keyence Corp.	77	34,398
KLA Corp.	48	33,086
Kulicke & Soffa Industries, Inc.	32	1,481
Lam Research Corp.	47	42,037
Lasertec Corp.	38	8,355

	Shares	Value
Information Technology — 73.1% (Continued)
Materialise NV - ADR(a)	1,090	$5,690
Nano Dimension Ltd. - ADR(a)	13,751	33,140
Nemetschek SE	88	7,862
Nova Ltd.(a)	14	2,379
Omron Corp.	80	2,776
Onto Innovation, Inc.(a)	21	3,895
PTC, Inc.(a)	142	25,196
Renishaw PLC	539	28,009
SCREEN Holdings Co. Ltd.	40	4,217
Teledyne Technologies, Inc.(a)	15	5,722
Teradyne, Inc.	52	6,049
Tokyo Electron Ltd.	112	24,996
Tokyo Seimitsu Co. Ltd.	26	1,735
		632,177
TOTAL COMMON STOCKS (Cost $808,671)		863,192

TOTAL INVESTMENTS — 99.8%
(Cost $808,671)		863,192
Other Assets in Excess of Liabilities — 0.2%		984
TOTAL NET ASSETS — 100.0%		$864,176

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $1,309 or 0.2% of the Fund’s net assets.

(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.8%

Communication Services — 35.8%(a)
Better Collective AS(b)	477	$12,842
Capcom Co. Ltd.	648	10,795
Catena Media PLC(b)	3,192	2,524
CD Projekt SA	369	10,807
Electronic Arts, Inc.	178	22,574
Embracer Group AB - Class A(b)	6,035	15,450
Kingsoft Corp. Ltd.	3,683	12,126
Konami Group Corp.	176	10,685
NetEase, Inc. - ADR	300	28,041
Nexon Co. Ltd.	681	10,696
Nintendo Co. Ltd.	544	26,687
ROBLOX Corp. - Class A(b)	485	17,247
Sea Ltd. - ADR(b)	308	19,462
Skillz, Inc.(b)	1,115	6,846
Square Enix Holdings Co. Ltd.	256	9,302
Take-Two Interactive Software, Inc.(b)	128	18,280
Tencent Holdings Ltd.	1,993	88,474
Ubisoft Entertainment SA(b)	458	10,857
		333,695

Consumer Discretionary — 53.5%(a)
888 Holdings PLC(b)	8,285	8,797
Aristocrat Leisure Ltd.	580	15,035
Bally’s Corp.(b)	711	9,343
Bandai Namco Holdings, Inc.	748	14,079
Betsson AB - Class A	1,319	14,721
DraftKings, Inc.(b)	1,680	69,821
Entain PLC	3,024	29,785
Everi Holdings, Inc.(b)	1,131	9,240
Evolution AB(c)	544	61,062
Flutter Entertainment PLC(b)	320	59,802
GameStop Corp.(b)	711	7,885
Jumbo Interactive Ltd.	944	9,673
Kambi Group PLC(b)	865	7,928
Kindred Group PLC	1,461	16,479
La Francaise des Jeux SAEM(c)	814	30,863
Playtech PLC(b)	2,882	19,126
PointsBet Holdings Ltd.	5,755	1,906
Rank Group PLC(b)	2,995	3,150
Rush Street Interactive, Inc.(b)	1,619	10,345
Sportradar Group AG(b)	1,162	10,830
Super Group SGHC Ltd.(b)	2,651	8,377
		418,247

	Shares	Value
Information Technology — 6.5%
Advanced Micro Devices, Inc.(b)	125	$19,798
AppLovin Corp. - Class A(b)	221	15,596
Keywords Studios PLC	537	7,733
Unity Software, Inc.(b)	468	11,358
		54,485
TOTAL COMMON STOCKS (Cost $848,664)		806,427

EXCHANGE TRADED FUNDS — 3.7%
iShares MSCI South Korea ETF	344	21,689
iShares MSCI Taiwan ETF	199	9,385
TOTAL EXCHANGE TRADED FUNDS (Cost $32,225)		31,074

	Contracts
WARRANTS — 0.0%(d)

Consumer Discretionary — 0.0%(d)
PointsBet Holdings Ltd., Expires 07/08/2024, Exercise Price $10.00(b)(e)	252	0
TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS — 99.5%
(Cost $880,889)		837,501
Other Assets in Excess of Liabilities – 0.5%		4,010
TOTAL NET ASSETS — 100.0%		$841,511

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

PLC - Public Limited Company

SA - Sociedad Anónima

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $91,925 or 10.9% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.4%(a)
Pacer Swan SOS Conservative (April) ETF(b)	985,204	$22,920,870
Pacer Swan SOS Conservative (January) ETF(b)	617,637	15,599,596
Pacer Swan SOS Conservative (July) ETF(b)	458,675	11,159,379
Pacer Swan SOS Conservative (October) ETF(b)	270,920	6,772,187
Pacer Swan SOS Flex (April) ETF(b)	588,916	15,529,362
Pacer Swan SOS Flex (January) ETF(b)	871,402	26,174,128
Pacer Swan SOS Flex (July) ETF(b)	708,411	18,665,355
Pacer Swan SOS Flex (October) ETF(b)	478,497	12,862,239
Pacer Swan SOS Moderate (April) ETF(b)	1,807,919	45,204,663
Pacer Swan SOS Moderate (January) ETF(b)	2,354,699	62,942,752
Pacer Swan SOS Moderate (July) ETF(b)	1,730,458	45,061,992
Pacer Swan SOS Moderate (October) ETF(b)	1,338,056	34,866,127
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $290,799,231)		317,758,649

TOTAL INVESTMENTS — 99.4%
(Cost $290,799,231)		317,758,649
Other Assets in Excess of Liabilities — 0.6%		1,874,818
TOTAL NET ASSETS — 100.0%		$319,633,467

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
PURCHASED OPTIONS — 102.0%(a)(b)

Call Options — 100.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $5.23	$20,681,576	412	$20,298,989

Put Options — 1.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $451.54	20,681,576	412	326,662
TOTAL PURCHASED OPTIONS (Cost $20,346,115)			20,625,651

TOTAL INVESTMENTS — 102.0% (Cost $20,346,115)			20,625,651
Liabilities in Excess of Other Assets — (2.0)%			(405,505)
TOTAL NET ASSETS — 100.0%			$20,220,146

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (2.7)% (a)(b)

Call Options — (2.4)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $542.80	$20,681,576	412	$(491,660)

Put Options — (0.3)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $332.72	20,681,576	412	(62,727)
Total Options Written (Premiums received $799,839)			$(554,387)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 102.5%(a)(b)

Call Options — 100.1%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $5.28	$74,393,436	1,482	$73,010,123

Put Options — 2.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.36	74,393,436	1,482	1,754,658
TOTAL PURCHASED OPTIONS (Cost $72,844,546)			74,764,781

TOTAL INVESTMENTS — 102.5% (Cost $72,844,546)			74,764,781
Liabilities in Excess of Other Assets — (2.5)%			(1,839,971)
TOTAL NET ASSETS — 100.0%			$72,924,810

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (3.4)% (a)(b)

Call Options — (2.6)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $540.19	$74,393,436	1,482	$(1,913,381)

Put Options — (0.8)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $404.01	74,393,436	1,482	(558,521)
TOTAL OPTIONS WRITTEN (Premiums received $3,314,302)			$(2,471,902)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 102.4%(a)(b)

Call Options — 99.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $5.32	$44,324,834	883	$43,497,252

Put Options — 2.6%
SPDR S&P 500 ETF
Expiration: 12/31/2024; Exercise Price: $475.31	44,324,834	883	1,044,571
Expiration: 12/31/2024; Exercise Price: $285.19	44,324,834	883	83,796
Total Put Options			1,128,368
TOTAL PURCHASED OPTIONS (Cost $44,199,124)			44,625,619

TOTAL INVESTMENTS — 102.4% (Cost $44,199,124)			44,625,619
Liabilities in Excess of Other Assets — (2.4)%			(1,050,268)
TOTAL NET ASSETS — 100.0%			$43,575,351

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (3.1)% (a)(b)

Call Options — (2.0)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $548.65	$44,324,834	883	$(876,325)

Put Options — (1.1)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $380.25	88,649,668	1,766	(479,857)
TOTAL OPTIONS WRITTEN (Premiums received $2,306,135)			$(1,356,182)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 100.6%(a)(b)

Call Options — 96.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.75	$26,404,148	526	$25,818,185

Put Options — 4.1%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92	26,404,148	526	1,083,560
TOTAL PURCHASED OPTIONS (Cost $27,372,273)			26,901,745

TOTAL INVESTMENTS — 100.6% (Cost $27,372,273)			26,901,745
Liabilities in Excess of Other Assets — (0.6)%			(155,278)
TOTAL NET ASSETS — 100.0%			$26,746,466

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (1.2)% (a)(b)

Call Options — (0.5)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $608.28	$26,404,148	526	$(142,546)

Put Options — (0.7)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $366.15	26,404,148	526	(179,366)
TOTAL OPTIONS WRITTEN (Premiums received $489,651)			$(321,912)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 101.9%(a)(b)

Call Options — 96.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.81	$63,902,054	1,273	$62,520,314

Put Options — 5.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.12	63,902,054	1,273	3,700,802
TOTAL PURCHASED OPTIONS (Cost $67,729,077)			66,221,116

TOTAL INVESTMENTS — 101.9% (Cost $67,729,077)			66,221,116
Liabilities in Excess of Other Assets — (1.9)%			(1,203,841)
TOTAL NET ASSETS — 100.0%			$65,017,275

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (2.6)% (a)(b)

Call Options — (0.7)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $600.38	$63,902,054	1,273	$(451,342)

Put Options — (1.9)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61	63,902,054	1,273	(1,212,240)
TOTAL OPTIONS WRITTEN (Premiums received $2,193,966)			$(1,663,582)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 102.2%(a)(b)

Call Options — 96.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.86	$21,384,348	426	$20,905,524

Put Options — 6.2%
SPDR S&P 500 ETF
Expiration: 03/31/2025; Exercise Price: $523.07	21,384,348	426	1,260,960
Expiration: 03/31/2025; Exercise Price: $313.84	21,384,348	426	82,218
Total Put Options			1,343,178
TOTAL PURCHASED OPTIONS (Cost $22,862,432)			22,248,703

TOTAL INVESTMENTS — 102.2% (Cost $22,862,432)			22,248,703
Liabilities in Excess of Other Assets — (2.2)%			(495,843)
TOTAL NET ASSETS — 100.0%			$21,752,860

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (3.1)% (a)(b)

Call Options — (0.5)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $609.53	$21,384,348	426	$(110,334)

Put Options — (2.6)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $418.46	42,768,696	852	(569,988)
TOTAL OPTIONS WRITTEN (Premiums received $843,206)			$(680,322)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED – 101.1%(a)(b)

Call Options – 101.0%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $4.88	$14,306,430	285	$14,122,237

Put Options — 0.1%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $421.12	14,306,430	285	18,080
TOTAL PURCHASED OPTIONS (Cost $13,064,227)			14,140,317

TOTAL INVESTMENTS — 101.1% (Cost $13,064,227)			14,140,317
Liabilities in Excess of Other Assets — (—1.1)%			(155,885)
TOTAL NET ASSETS — 100.0%			$13,984,432

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (1.8)% (a)(b)

Call Options — (1.8)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $508.58	$14,306,430	285	$(254,180)

Put Options — 0.0% (c)
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $310.30	14,306,430	285	(4,024)
TOTAL OPTIONS WRITTEN (Premiums received $431,198)			$(258,204)

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 101.1%(a)(b)

Call Options — 100.9%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $4.92	$60,538,788	1,206	$59,754,586

Put Options — 0.2%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $443.32	60,538,788	1,206	133,552
TOTAL PURCHASED OPTIONS (Cost $55,225,428)			59,888,138

TOTAL INVESTMENTS — 101.1% (Cost $55,225,428)			59,888,138
Liabilities in Excess of Other Assets — (1.1)%			(658,362)
TOTAL NET ASSETS — 100.0%			$59,229,776

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (2.0)% (a)(b)

Call Options — (1.9)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $507.64	$60,538,788	1,206	$(1,133,133)

Put Options — (0.1)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $376.79	60,538,788	1,206	(35,722)
TOTAL OPTIONS WRITTEN (Premiums received $2,078,874)			$(1,168,855)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 100.4%(a)(b)

Call Options — 100.2%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $4.96	$26,755,534	533	$26,406,840

Put Options — 0.2%
SPDR S&P 500 ETF
Expiration: 06/28/2024; Exercise Price: $443.28	26,755,534	533	58,955
Expiration: 06/28/2024; Exercise Price: $265.97	26,755,534	533	5,325
Total Put Options			64,280
TOTAL PURCHASED OPTIONS (Cost $24,916,471)			26,471,120

TOTAL INVESTMENTS — 100.4% (Cost $24,916,471)			26,471,120
Liabilities in Excess of Other Assets — (0.4)%			(111,576)
TOTAL NET ASSETS — 100.0%			$26,359,544

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (1.1)% (a)(b)

Call Options — (1.0)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $517.40	$26,755,534	533	$(275,577)

Put Options — (0.1)%
SPDR S&P 500 ETF, Expiration: 06/28/2024; Exercise Price: $354.62	53,511,068	1,066	(23,761)
TOTAL OPTIONS WRITTEN (Premiums received $1,490,600)			$(299,338)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 105.1%(a)(b)

Call Options — 104.7%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $4.70	$9,286,630	185	$9,148,982

Put Options — 0.4%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $406.11	9,286,630	185	37,479
TOTAL PURCHASED OPTIONS (Cost $8,102,765)			9,186,461

TOTAL INVESTMENTS — 105.1% (Cost $8,102,765)			9,186,461
Liabilities in Excess of Other Assets — (5.1)%			(437,364)
TOTAL NET ASSETS — 100.0%			$8,749,097

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (5.9)% (a)(b)

Call Options — (5.8)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $495.66	$9,286,630	185	$(504,995)

Put Options — (0.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $299.24	9,286,630	185	(8,749)
TOTAL OPTIONS WRITTEN (Premiums received $263,880)			$(513,744)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 105.5%(a)(b)

Call Options — 104.9%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $4.75	$45,780,576	912	$45,097,552

Put Options — 0.6%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $427.52	45,780,576	912	267,718
TOTAL PURCHASED OPTIONS (Cost $40,382,378)			45,365,270

TOTAL INVESTMENTS — 105.5% (Cost $40,382,378)			45,365,270
Liabilities in Excess of Other Assets — (5.5)%			(2,368,053)
TOTAL NET ASSETS — 100.0%			$42,997,217

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (6.3)% (a)(b)

Call Options — (6.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $493.74	$45,780,576	912	$(2,610,719)

Put Options — (0.2)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $363.36	45,780,576	912	(98,168)
TOTAL OPTIONS WRITTEN (Premiums received $1,621,357)			$(2,708,887)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS PURCHASED — 104.3%(a)(b)

Call Options — 103.6%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $4.79	$16,264,152	324	$16,020,232

Put Options — 0.7%
SPDR S&P 500 ETF
Expiration: 09/30/2024; Exercise Price: $427.48	16,264,152	324	95,039
Expiration: 09/30/2024; Exercise Price: $256.49	16,264,152	324	8,975
Total Put Options			104,014
TOTAL PURCHASED OPTIONS (Cost $14,426,720)			16,124,246

TOTAL INVESTMENTS — 104.3% (Cost $14,426,720)			16,124,246
Liabilities in Excess of Other Assets — (4.3)%			(669,901)
TOTAL NET ASSETS — 100.0%			$15,454,345

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2024 (Unaudited)

	Notional	Contracts	Value
OPTIONS WRITTEN — (5.0)% (a)(b)

Call Options — (4.7)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $502.93	$16,264,152	324	$(729,418)

Put Options — (0.3)%
SPDR S&P 500 ETF, Expiration: 09/30/2024; Exercise Price: $341.98	32,528,304	648	(52,540)
TOTAL OPTIONS WRITTEN (Premiums received $658,737)			$(781,958)

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.7%
Communication Services — 7.9%
Alphabet, Inc. - Class A(a)	39,955	$6,503,875
Alphabet, Inc. - Class C(a)	33,444	5,506,220
AT&T, Inc.	48,470	818,658
Charter Communications, Inc. - Class A(a)	668	170,968
Comcast Corp. - Class A	26,865	1,023,825
Electronic Arts, Inc.	1,648	208,999
Fox Corp. - Class A	1,621	50,267
Fox Corp. - Class B	886	25,411
Interpublic Group of Cos., Inc.	2,596	79,022
Live Nation Entertainment, Inc.(a)	962	85,531
Match Group, Inc.(a)	1,835	56,555
Meta Platforms, Inc. - Class A	14,910	6,413,835
Netflix, Inc.(a)	2,933	1,615,027
News Corp. - Class A	2,576	61,309
News Corp. - Class B	773	18,969
Omnicom Group, Inc.	1,341	124,498
Paramount Global - Class B	3,269	37,234
Take-Two Interactive Software, Inc.(a)	1,071	152,950
T-Mobile US, Inc.	3,539	580,998
Verizon Communications, Inc.	28,503	1,125,584
Walt Disney Co.	12,428	1,380,751
Warner Bros Discovery, Inc.(a)	15,045	110,731
		26,151,217

Consumer Discretionary — 8.9%
Airbnb, Inc. - Class A(a)	2,951	467,940
Amazon.com, Inc.(a)	61,976	10,845,800
Aptiv PLC(a)	1,883	133,693
AutoZone, Inc.(a)	113	334,073
Bath & Body Works, Inc.	1,524	69,220
Best Buy Co., Inc.	1,299	95,658
Booking Holdings, Inc.	229	790,515
BorgWarner, Inc.	1,550	50,794
Caesars Entertainment, Inc.(a)	1,456	52,154
CarMax, Inc.(a)	1,067	72,524
Carnival Corp.(a)	6,827	101,176
Chipotle Mexican Grill, Inc.(a)	180	568,728
Darden Restaurants, Inc.	804	123,342
Deckers Outdoor Corp.(a)	168	137,503
Domino’s Pizza, Inc.	229	121,203
DR Horton, Inc.	2,021	287,972
eBay, Inc.	3,519	181,369
Etsy, Inc.(a)	806	55,348
Expedia Group, Inc.(a)	879	118,340
Ford Motor Co.	26,453	321,404
Garmin Ltd.	1,035	149,527
General Motors Co.	7,822	348,314
Genuine Parts Co.	941	147,935

	Shares	Value
Consumer Discretionary — 8.9% (Continued)
Hasbro, Inc.	877	$53,760
Hilton Worldwide Holdings, Inc.	1,706	336,560
Home Depot, Inc.	6,747	2,254,982
Las Vegas Sands Corp.	2,495	110,678
Lennar Corp. - Class A	1,673	253,660
LKQ Corp.	1,808	77,979
Lowe’s Cos., Inc.	3,897	888,477
Lululemon Athletica, Inc.(a)	774	279,104
Marriott International, Inc. - Class A	1,670	394,337
McDonald’s Corp.	4,914	1,341,719
MGM Resorts International(a)	1,845	72,767
Mohawk Industries, Inc.(a)	357	41,169
NIKE, Inc. - Class B	8,244	760,592
Norwegian Cruise Line Holdings Ltd.(a)	2,884	54,565
NVR, Inc.(a)	21	156,216
O’Reilly Automotive, Inc.(a)	398	403,278
Pool Corp.	254	92,083
PulteGroup, Inc.	1,433	159,665
Ralph Lauren Corp.	256	41,892
Ross Stores, Inc.	2,282	295,633
Royal Caribbean Cruises Ltd.(a)	1,599	223,268
Starbucks Corp.	7,676	679,249
Tapestry, Inc.	1,547	61,756
Tesla Motors, Inc.(a)	18,779	3,441,815
TJX Cos., Inc.	7,725	726,845
Tractor Supply Co.	730	199,348
Ulta Beauty, Inc.(a)	329	133,192
Wynn Resorts Ltd.	646	59,206
Yum! Brands, Inc.	1,896	267,810
		29,436,137

Consumer Staples — 5.3%
Altria Group, Inc.	11,952	523,617
Archer-Daniels-Midland Co.	3,613	211,939
Brown-Forman Corp. - Class B	1,217	58,233
Bunge Global SA	984	100,132
Campbell Soup Co.	1,332	60,886
Church & Dwight Co., Inc.	1,668	179,960
Clorox Co.	836	123,619
Coca-Cola Co.	26,376	1,629,245
Colgate-Palmolive Co.	5,578	512,730
Conagra Brands, Inc.	3,240	99,727
Constellation Brands, Inc. - Class A	1,087	275,511
Costco Wholesale Corp.	3,005	2,172,314
Dollar General Corp.	1,482	206,280
Dollar Tree, Inc.(a)	1,400	165,550
Estee Lauder Cos., Inc.	1,570	230,335
General Mills, Inc.	3,850	271,271
Hershey Co.	1,015	196,829

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 84.7% (Continued)
Consumer Staples — 5.3% (Continued)
Hormel Foods Corp.	1,964	$69,840
J M Smucker Co.	717	82,347
Kellanova	1,782	103,106
Kenvue, Inc.	11,680	219,818
Keurig Dr Pepper, Inc.	7,061	237,956
Kimberly-Clark Corp.	2,283	311,698
Kroger Co.	4,487	248,490
Lamb Weston Holdings, Inc.	978	81,507
McCormick & Co., Inc.	1,701	129,378
Molson Coors Beverage Co. - Class B	1,246	71,346
Mondelez International, Inc. - Class A	9,123	656,309
Monster Beverage Corp.(a)	5,002	267,357
PepsiCo, Inc.	9,317	1,638,953
Philip Morris International, Inc.	10,516	998,389
Procter & Gamble Co.	15,954	2,603,693
Sysco Corp.	3,369	250,384
Target Corp.	3,122	502,580
The Kraft Heinz Co.	5,396	208,340
Tyson Foods, Inc. - Class A	1,940	117,661
Walgreens Boots Alliance, Inc.	4,851	86,008
Walmart, Inc.	29,015	1,722,040
		17,625,378

Energy — 3.5%
APA Corp.	2,443	76,808
Baker Hughes Co.	6,784	221,294
Chevron Corp.	11,751	1,895,084
ConocoPhillips	7,987	1,003,327
Coterra Energy, Inc.	5,090	139,262
Devon Energy Corp.	4,338	222,019
Diamondback Energy, Inc.	1,205	242,362
EOG Resources, Inc.	3,950	521,914
EQT Corp.	2,782	111,530
Exxon Mobil Corp.	26,921	3,183,947
Halliburton Co.	6,026	225,794
Hess Corp.	1,857	292,459
Kinder Morgan, Inc.	13,111	239,669
Marathon Oil Corp.	3,964	106,433
Marathon Petroleum Corp.	2,487	451,938
Occidental Petroleum Corp.	4,453	294,521
ONEOK, Inc.	3,947	312,287
Phillips 66	2,915	417,457
Pioneer Natural Resources Co.	1,575	424,179
Schlumberger Ltd.	9,675	459,369
Targa Resources Corp.	1,505	171,660
Valero Energy Corp.	2,306	368,660
Williams Cos., Inc.	8,239	316,048
		11,698,021

	Shares	Value
Financials — 11.4%
Aflac, Inc.	3,568	$298,463
Allstate Corp.	1,774	301,686
American Express Co.	3,876	907,100
American International Group, Inc.	4,751	357,798
Ameriprise Financial, Inc.	679	279,605
Aon PLC - Class A	1,355	382,124
Arch Capital Group Ltd.(a)	2,507	234,505
Arthur J Gallagher & Co.	1,463	343,351
Assurant, Inc.	351	61,214
Bank of America Corp.	46,679	1,727,590
Bank of New York Mellon Corp.	5,148	290,811
Berkshire Hathaway, Inc. - Class B(a)	12,330	4,891,681
BlackRock, Inc.	939	708,607
Blackstone, Inc.	4,874	568,357
Brown & Brown, Inc.	1,601	130,546
Capital One Financial Corp.	2,578	369,763
Cboe Global Markets, Inc.	713	129,160
Charles Schwab Corp.	10,085	745,786
Chubb Ltd.	2,741	681,522
Cincinnati Financial Corp.	1,061	122,747
Citigroup, Inc.	12,900	791,157
Citizens Financial Group, Inc.	3,152	107,515
CME Group, Inc.	2,435	510,473
Comerica, Inc.	886	44,451
Corpay, Inc.(a)	484	146,236
Discover Financial Services	1,692	214,427
Everest Group Ltd.	285	104,427
FactSet Research Systems, Inc.	250	104,222
Fidelity National Information Services, Inc.	4,011	272,427
Fifth Third Bancorp	4,614	168,226
Fiserv, Inc.(a)	4,062	620,146
Franklin Resources, Inc.	2,032	46,411
Global Payments, Inc.	1,760	216,075
Globe Life, Inc.	572	43,569
Goldman Sachs Group, Inc.	2,202	939,615
Hartford Financial Services Group, Inc.	2,020	195,718
Huntington Bancshares, Inc.	9,812	132,168
Intercontinental Exchange, Inc.	3,881	499,718
Invesco Ltd.	3,042	43,105
Jack Henry & Associates, Inc.	488	79,393
JPMorgan Chase & Co.	19,598	3,757,721
KeyCorp.	6,342	91,896
Loews Corp.	1,226	92,134
M&T Bank Corp.	1,121	161,861
MarketAxess Holdings, Inc.	249	49,822
Marsh & McLennan Cos., Inc.	3,332	664,501
Mastercard, Inc. - Class A	5,589	2,521,757

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 84.7% (Continued)
Financials — 11.4% (Continued)
MetLife, Inc.	4,162	$295,835
Moody’s Corp.	1,063	393,661
Morgan Stanley	8,489	771,141
MSCI, Inc.	530	246,869
Nasdaq, Inc.	2,575	154,114
Northern Trust Corp.	1,387	114,275
PayPal Holdings, Inc.(a)	7,259	493,031
PNC Financial Services Group, Inc.	2,694	412,882
Principal Financial Group, Inc.	1,481	117,206
Progressive Corp.	3,964	825,503
Prudential Financial, Inc.	2,441	269,682
Raymond James Financial, Inc.	1,276	155,672
Regions Financial Corp.	6,259	120,611
S&P Global, Inc.	2,170	902,351
State Street Corp.	2,043	148,097
Synchrony Financial	2,753	121,077
T Rowe Price Group, Inc.	1,511	165,560
Travelers Cos., Inc.	1,538	326,302
Truist Financial Corp.	9,039	339,414
US Bancorp	10,556	428,890
Visa, Inc. - Class A	10,717	2,878,693
W R Berkley Corp.	1,371	105,526
Wells Fargo & Co.	24,397	1,447,230
Willis Towers Watson PLC	694	174,291
		37,559,500

Health Care — 10.6%
Abbott Laboratories	11,763	1,246,525
AbbVie, Inc.	11,966	1,946,150
Agilent Technologies, Inc.	1,985	272,024
Align Technology, Inc.(a)	478	134,978
Amgen, Inc.	3,623	992,485
Baxter International, Inc.	3,435	138,671
Becton Dickinson & Co.	1,958	459,347
Biogen, Inc.(a)	981	210,738
Bio-Rad Laboratories, Inc. - Class A(a)	138	37,225
Bio-Techne Corp.	1,062	67,129
Boston Scientific Corp.(a)	9,932	713,813
Bristol-Myers Squibb Co.	13,794	606,108
Cardinal Health, Inc.	1,648	169,810
Catalent, Inc.(a)	1,217	67,969
Cencora, Inc.	1,117	267,019
Centene Corp.(a)	3,620	264,477
Charles River Laboratories International, Inc.(a)	347	79,463
Cigna Corp.	1,981	707,296
Cooper Cos., Inc.	1,345	119,786
CVS Health Corp.	8,525	577,228

	Shares	Value
Health Care — 10.6% (Continued)
Danaher Corp.	4,449	$1,097,212
DaVita, Inc.(a)	364	50,600
DexCom, Inc.(a)	2,612	332,743
Edwards Lifesciences Corp.(a)	4,104	347,486
Elevance Health, Inc.	1,583	836,742
Eli Lilly & Co.	5,398	4,216,378
GE HealthCare Technologies, Inc.	2,871	218,885
Gilead Sciences, Inc.	8,444	550,549
HCA Healthcare, Inc.	1,341	415,469
Henry Schein, Inc.(a)	873	60,481
Hologic, Inc.(a)	1,582	119,868
Humana, Inc.	822	248,318
IDEXX Laboratories, Inc.(a)	555	273,482
Illumina, Inc.(a)	1,073	132,033
Incyte Corp.(a)	1,252	65,167
Insulet Corp.(a)	469	80,640
Intuitive Surgical, Inc.(a)	2,384	883,558
IQVIA Holdings, Inc.(a)	1,229	284,845
Johnson & Johnson	16,321	2,359,853
Laboratory Corp. of America Holdings	567	114,177
McKesson Corp.	883	474,356
Medtronic PLC	9,013	723,203
Merck & Co., Inc.	17,173	2,219,095
Mettler-Toledo International, Inc.(a)	141	173,388
Moderna, Inc.(a)	2,248	247,977
Molina Healthcare, Inc.(a)	391	133,761
Pfizer, Inc.	38,285	980,862
Quest Diagnostics, Inc.	749	103,497
Regeneron Pharmaceuticals, Inc.(a)	714	635,931
ResMed, Inc.	997	213,348
Revvity, Inc.	830	85,050
Solventum Corp.(a)	928	60,329
STERIS PLC	669	136,851
Stryker Corp.	2,291	770,921
Teleflex, Inc.	319	66,591
Thermo Fisher Scientific, Inc.	2,618	1,488,909
UnitedHealth Group, Inc.	6,265	3,030,380
Universal Health Services, Inc. - Class B	410	69,876
Vertex Pharmaceuticals, Inc.(a)	1,743	684,668
Viatris, Inc.	8,129	94,053
Waters Corp.(a)	398	122,998
West Pharmaceutical Services, Inc.	496	177,310
Zimmer Biomet Holdings, Inc.	1,413	169,956
Zoetis, Inc.	3,105	494,440
		35,124,477

Industrials — 7.6%
3M Co.	3,740	360,947

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 84.7% (Continued)
Industrials — 7.6% (Continued)
A O Smith Corp.	826	$68,426
Allegion PLC	586	71,234
American Airlines Group, Inc.(a)	4,428	59,822
AMETEK, Inc.	1,556	271,771
Automatic Data Processing, Inc.	2,778	671,970
Axon Enterprise, Inc.(a)	473	148,361
Boeing Co.(a)	3,887	652,394
Broadridge Financial Solutions, Inc.	793	153,374
Builders FirstSource, Inc.(a)	830	151,741
Carrier Global Corp.	5,657	347,849
Caterpillar, Inc.	3,443	1,151,925
Ceridian HCM Holding, Inc.(a)	1,055	64,745
CH Robinson Worldwide, Inc.	786	55,806
Cintas Corp.	576	379,204
Copart, Inc.(a)	5,919	321,461
CSX Corp.	13,399	445,115
Cummins, Inc.	916	258,761
Deere & Co.	1,760	688,882
Delta Air Lines, Inc.	4,335	217,053
Dover Corp.	939	168,363
Eaton Corp. PLC	2,703	860,257
Emerson Electric Co.	3,875	417,647
Equifax, Inc.	829	182,538
Expeditors International of Washington, Inc.	985	109,640
Fastenal Co.	3,879	263,539
FedEx Corp.	1,550	405,759
Fortive Corp.	2,374	178,691
GE Vernova, Inc.(a)	1,837	282,365
Generac Holdings, Inc.(a)	413	56,151
General Dynamics Corp.	1,531	439,535
General Electric Co.	7,379	1,194,070
Honeywell International, Inc.	4,470	861,503
Howmet Aerospace, Inc.	2,649	176,821
Hubbell, Inc.	363	134,499
Huntington Ingalls Industries, Inc.	260	72,002
IDEX Corp.	506	111,553
Illinois Tool Works, Inc.	1,836	448,186
Ingersoll Rand, Inc.	2,738	255,510
Jacobs Solutions, Inc.	846	121,426
JB Hunt Trasport Services, Inc.	546	88,763
Johnson Controls International PLC	4,616	300,363
L3Harris Technologies, Inc.	1,285	275,054
Leidos Holdings, Inc.	923	129,423
Lockheed Martin Corp.	1,452	675,078
Masco Corp.	1,484	101,580
Nordson Corp.	367	94,756
Norfolk Southern Corp.	1,523	350,777

	Shares	Value
Industrials — 7.6% (Continued)
Northrop Grumman Corp.	946	$458,838
Old Dominion Freight Line, Inc.	1,205	218,961
Otis Worldwide Corp.	2,743	250,162
PACCAR, Inc.	3,545	376,160
Parker-Hannifin Corp.	863	470,257
Paychex, Inc.	2,163	256,986
Paycom Software, Inc.	325	61,094
Pentair PLC	1,116	88,264
Quanta Services, Inc.	984	254,423
Republic Services, Inc.	1,383	265,121
Robert Half, Inc.	704	48,675
Rockwell Automation, Inc.	773	209,452
Rollins, Inc.	1,894	84,397
RTX Corp.	8,995	913,172
Snap-On, Inc.	356	95,394
Southwest Airlines Co.	4,039	104,772
Stanley Black & Decker, Inc.	1,037	94,782
Textron, Inc.	1,328	112,336
Trane Technologies PLC	1,534	486,800
TransDigm Group, Inc.	375	468,011
Uber Technologies, Inc.(a)	13,946	924,201
Union Pacific Corp.	4,125	978,285
United Airlines Holdings, Inc.(a)	2,214	113,932
United Parcel Service, Inc. - Class B	4,900	722,652
United Rentals, Inc.	452	301,931
Veralto Corp.	1,481	138,740
Verisk Analytics, Inc.	982	214,037
W.W. Grainger, Inc.	290	267,192
Waste Management, Inc.	2,477	515,266
Westinghouse Air Brake Technologies Corp.	1,206	194,262
Xylem, Inc.	1,634	213,564
		25,198,809

Information Technology — 25.3%(b)
Accenture PLC - Class A	4,248	1,278,266
Adobe, Inc.(a)	3,058	1,415,334
Advanced Micro Devices, Inc.(a)	10,952	1,734,578
Akamai Technologies, Inc.(a)	1,021	103,049
Amphenol Corp. - Class A	4,060	490,326
Analog Devices, Inc.	3,356	673,247
ANSYS, Inc.(a)	580	188,430
Apple, Inc.	98,415	16,763,027
Applied Materials, Inc.	5,635	1,119,393
Arista Networks, Inc.(a)	1,705	437,435
Autodesk, Inc.(a)	1,445	307,568
Broadcom, Inc.	2,980	3,874,805
Cadence Design System, Inc.(a)	1,837	506,332
CDW Corp./DE	899	217,432
Cisco Systems, Inc.	27,548	1,294,205

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 84.7% (Continued)
Information Technology — 25.3%(b) (Continued)
Cognizant Technology Solutions Corp. - Class A	3,370	$221,342
Corning, Inc.	5,203	173,676
Enphase Energy, Inc.(a)	912	99,189
EPAM Systems, Inc.(a)	389	91,516
F5, Inc.(a)	396	65,463
Fair Isaac Corp.(a)	163	184,733
First Solar, Inc.(a)	722	127,289
Fortinet, Inc.(a)	4,316	272,685
Gartner, Inc.(a)	522	215,372
Gen Digital, Inc.	3,792	76,371
Hewlett Packard Enterprise Co.	8,809	149,753
HP, Inc.	5,907	165,928
Intel Corp.	28,659	873,240
International Business Machines Corp.	6,200	1,030,440
Intuit, Inc.	1,889	1,181,796
Jabil, Inc.	858	100,695
Juniper Networks, Inc.	2,174	75,699
Keysight Technologies, Inc.(a)	1,177	174,125
KLA Corp.	909	626,565
Lam Research Corp.	881	787,975
Microchip Technology, Inc.	3,659	336,555
Micron Technology, Inc.	7,480	844,941
Microsoft Corp.	50,372	19,611,331
Monolithic Power Systems, Inc.	325	217,532
Motorola Solutions, Inc.	1,120	379,848
NetApp, Inc.	1,394	142,481
NVIDIA Corp.	16,743	14,466,287
NXP Semiconductors NV	1,743	446,539
ON Semiconductor Corp.(a)	2,896	203,183
Oracle Corp.	10,802	1,228,727
Palo Alto Networks, Inc.(a)	2,131	619,887
PTC, Inc.(a)	805	142,839
Qorvo, Inc.(a)	654	76,413
QUALCOMM, Inc.	7,560	1,253,826
Roper Technologies, Inc.	722	369,274
Salesforce.com, Inc.	6,557	1,763,440
Seagate Technology Holdings PLC	1,320	113,401
ServiceNow, Inc.(a)	1,386	960,955
Skyworks Solutions, Inc.	1,083	115,437
Super Micro Computer, Inc.(a)	340	291,992
Synopsys, Inc.(a)	1,032	547,569
TE Connectivity Ltd.	2,088	295,410
Teledyne Technologies, Inc.(a)	320	122,074
Teradyne, Inc.	1,034	120,275
Texas Instruments, Inc.	6,162	1,087,100
Trimble, Inc.(a)	1,684	101,158
Tyler Technologies, Inc.(a)	277	127,849

	Shares	Value
Information Technology — 25.3%(b) (Continued)
VeriSign, Inc.(a)	588	$99,654
Western Digital Corp.(a)	2,190	155,118
Zebra Technologies Corp. - Class A(a)	347	109,152
		83,447,526

Materials — 2.1%
Air Products & Chemicals, Inc.	1,500	354,510
Albemarle Corp.	791	95,165
Amcor PLC	9,793	87,549
Avery Dennison Corp.	539	117,114
Ball Corp.	2,131	148,254
Celanese Corp.	678	104,148
CF Industries Holdings, Inc.	1,295	102,266
Corteva, Inc.	4,750	257,118
Dow, Inc.	4,753	270,446
DuPont de Nemours, Inc.	2,915	211,337
Eastman Chemical Co.	790	74,608
Ecolab, Inc.	1,717	388,300
FMC Corp.	840	49,568
Freeport-McMoRan, Inc.	9,718	485,317
International Flavors & Fragrances, Inc.	1,727	146,191
International Paper Co.	2,342	81,829
Linde PLC	3,284	1,448,113
LyondellBasell Industries NV - Class A	1,731	173,048
Martin Marietta Materials, Inc.	416	244,221
Mosaic Co.	2,207	69,278
Newmont Goldcorp Corp.	7,809	317,358
Nucor Corp.	1,665	280,602
Packaging Corp. of America	595	102,923
PPG Industries, Inc.	1,599	206,271
Sherwin-Williams Co.	1,597	478,477
Steel Dynamics, Inc.	1,029	133,893
Vulcan Materials Co.	892	229,806
Westrock Co.	1,738	83,354
		6,741,064

Real Estate — 0.1%
CBRE Group, Inc. - Class A(a)	2,013	174,909
CoStar Group, Inc.(a)	2,762	252,806
		427,715

Utilities — 2.0%
AES Corp.	4,538	81,230
Alliant Energy Corp.	1,726	85,955
Ameren Corp.	1,777	131,267
American Electric Power Co., Inc.	3,564	306,611
American Water Works Co., Inc.	1,319	161,340
Atmos Energy Corp.	1,021	120,376
CenterPoint Energy, Inc.	4,276	124,603

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 84.7% (Continued)
Utilities — 2.0% (Continued)
CMS Energy Corp.	1,994	$120,856
Consolidated Edison, Inc.	2,337	220,613
Constellation Energy Corp.	2,158	401,259
Dominion Energy, Inc.	5,666	288,853
DTE Energy Co.	1,396	154,007
Duke Energy Corp.	5,224	513,310
Edison International	2,600	184,756
Entergy Corp.	1,429	152,431
Evergy, Inc.	1,549	81,245
Eversource Energy	2,365	143,366
Exelon Corp.	6,748	253,590
FirstEnergy Corp.	3,492	133,883
NextEra Energy, Inc.	13,905	931,218
NiSource, Inc.	2,795	77,869
NRG Energy, Inc.	1,523	110,676
PG&E Corp.	14,462	247,445
Pinnacle West Capital Corp.	765	56,342
PPL Corp.	4,992	137,080
Public Service Enterprise Group, Inc.	3,373	233,007
Sempra	4,264	305,430
Southern Co.	7,393	543,386
WEC Energy Group, Inc.	2,132	176,188
Xcel Energy, Inc.	3,734	200,628
		6,678,820
TOTAL COMMON STOCKS (Cost $250,036,668)		280,088,664

	Par	Value
U.S. TREASURY OBLIGATIONS — 10.0%
United States Treasury Note/Bond
0.38%, 09/15/2024	10,000,000	9,817,465
1.75%, 03/15/2025	8,500,000	8,247,545
4.63%, 03/15/2026	8,000,000	7,935,781
2.50%, 03/31/2027	7,500,000	7,020,410
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,290,763)		33,021,201

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Alexandria Real Estate Equities, Inc.	1,064	123,286
American Tower Corp.	3,152	540,757
AvalonBay Communities, Inc.	962	182,366
Boston Properties, Inc.	978	60,528
Camden Property Trust	721	71,869
Crown Castle, Inc.	2,939	275,619
Digital Realty Trust, Inc.	2,049	284,360
Equinix, Inc.	627	445,866
Equity Residential	2,337	150,503
Essex Property Trust, Inc.	431	106,134

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 1.8% (Continued)
Extra Space Storage, Inc.	1,428	$191,752
Federal Realty Investment Trust	492	51,252
Healthpeak Properties, Inc.	4,799	89,309
Host Hotels & Resorts, Inc.	4,773	90,067
Invitation Homes, Inc.	3,898	133,312
Iron Mountain, Inc.	1,978	153,335
Kimco Realty Corp.	4,516	84,133
Mid-America Apartment Communities, Inc.	787	102,310
Prologis, Inc.	6,259	638,731
Public Storage	1,069	277,352
Realty Income Corp.	5,632	301,537
Regency Centers Corp.	1,109	65,675
SBA Communications Corp.	728	135,495
Simon Property Group, Inc.	2,201	309,307
UDR, Inc.	2,048	77,988
Ventas, Inc.	2,723	120,574
VICI Properties, Inc.	7,005	199,993
Welltower, Inc.	3,745	356,824
Weyerhaeuser Co.	4,943	149,130
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,283,218)		5,769,364

	Par	Value

TOTAL INVESTMENTS — 96.5%
(Cost $289,602,737)		$318,879,229
Other Assets in Excess of Liabilities – 3.5%		11,752,869
TOTAL NET ASSETS — 100.0%		$330,632,098

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
April 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index (a)	836	12/20/2024	$15,643,650	$1,283,381
S&P 500 Annual Dividend Index (a)	836	12/19/2025	15,967,600	1,768,577
S&P 500 Annual Dividend Index (a)	836	12/18/2026	16,019,850	1,068,326
Total Unrealized Appreciation (Depreciation)				$4,120,284

(a)	Exchange Traded

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.0%

Australia — 8.5%
Aristocrat Leisure Ltd.	314	$8,120
BHP Billiton Ltd.	162	4,516
CAR Group Ltd.	606	13,280
Cochlear Ltd.	66	13,900
Computershare Ltd.	348	6,139
Fortescue Metals Group Ltd.	700	11,813
Transurban Group	642	5,215
WiseTech Global Ltd.	278	16,710
		79,693

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	108	6,473

Denmark — 5.1%
Coloplast A/S - Class B	76	9,204
Genmab A/S(a)	8	2,240
Novo Nordisk AS	116	14,981
Pandora A/S	142	21,730
		48,155

Finland — 0.5%
Fortum Oyj	322	4,254

France — 5.7%
Dassault Systemes SE	228	9,010
Hermes International	4	9,609
Legrand SA	56	5,789
L’Oreal SA	16	7,507
Publicis Groupe SA	158	17,511
Sanofi	38	3,775
		53,201

Germany — 2.5%
Deutsche Telekom AG	350	8,027
SAP SE	86	15,575
		23,602

Ireland — 1.2%
Experian PLC	288	11,674

Israel — 3.5%
Check Point Software Technologies Ltd.(a)	70	10,459
Monday.com Ltd.(a)	58	10,981
Nice Ltd.(a)	52	11,638
		33,078

Italy — 2.3%
Ferrari NV	38	15,702
Moncler SpA	92	6,296
		21,998

	Shares	Value
Japan — 30.7%(b)
ANA Holdings, Inc.	206	$3,919
Capcom Co. Ltd.	212	3,524
Chugai Pharmaceutical Co. Ltd.	372	11,911
Daiichi Sankyo Co. Ltd.	266	9,047
Disco Corp.	78	22,651
Fast Retailing Co. Ltd.	46	12,119
Hoya Corp.	80	9,369
Inpex Corp.	320	4,854
Japan Tobacco, Inc.	424	11,412
Kawasaki Kisen Kaisha Ltd.	1,110	15,561
Keyence Corp.	18	8,023
Konami Holdings Corp.	146	8,844
Kyowa Kirin Co. Ltd.	376	6,315
Lasertec Corp.	106	23,255
M3, Inc.	166	1,780
Nexon Co. Ltd.	166	2,601
Nintendo Co. Ltd.	266	13,021
Nippon Yusen KK	352	9,968
Obic Co. Ltd.	24	3,098
Ono Pharmaceutical Co. Ltd.	206	2,973
Renesas Electronics Corp.	266	4,433
SCREEN Holdings Co. Ltd.	258	27,139
Shimano, Inc.	30	4,911
Shin-Etsu Chemical Co. Ltd.	364	14,298
Shionogi & Co. Ltd.	180	8,416
Tokyo Electron Ltd.	106	23,604
Trend Micro, Inc./Japan	272	13,469
ZOZO, Inc.	406	8,765
		289,280

Luxembourg — 0.8%
Tenaris SA	466	7,795

Macau — 0.3%
Sands China Ltd.(a)	1,110	2,651

Netherlands — 5.5%
ASM International NV	22	13,975
BE Semiconductor Industries NV	132	17,679
Koninklijke KPN NV	1,678	6,103
Wolters Kluwer NV	96	14,420
		52,177

Norway — 0.3%
Equinor ASA	114	3,068

Singapore — 1.3%
Genting Singapore Ltd.	9,122	6,114
Sembcorp Marine Ltd.(a)	28,970	2,080
Singapore Airlines Ltd.	870	4,168
		12,362

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.0% (Continued)

Spain — 3.2%
Aena SME SA(c)	60	$10,988
Amadeus IT Holding SA	52	3,316
Industria de Diseno Textil SA	222	10,152
Telefonica SA	1,172	5,261
		29,717

Sweden — 3.7%
Assa Abloy AB - Class B	480	12,849
Evolution AB(c)	86	9,614
Tele2 AB - Class B	1,314	12,293
		34,756

Switzerland — 10.0%
Cie Financiere Richemont SA	54	7,513
Geberit AG	14	7,517
Givaudan SA	4	17,171
LafargeHolcim Ltd.	152	12,762
Logitech International SA	160	12,542
Novartis AG	66	6,394
Roche Holding AG	14	3,360
Sonova Holding AG	34	9,446
Swisscom AG	8	4,382
VAT Group AG(c)	26	13,087
		94,174

United Kingdom — 13.2%
AstraZeneca PLC	32	4,823
Auto Trader Group PLC(c)	1,276	11,135
British American Tobacco PLC	120	3,525
Burberry Group PLC	118	1,696
Diageo PLC	100	3,468
GSK PLC	538	11,247
Haleon PLC	1,350	5,727
Informa PLC	800	7,955
InterContinental Hotels Group PLC	174	17,072
Next PLC	104	11,706
Reckitt Benckiser Group PLC	52	2,903
RELX PLC	376	15,519
Rio Tinto PLC	92	6,291
Sage Group PLC/The	898	13,084
Vodafone Group PLC	4,638	3,921
Whitbread PLC	106	4,195
		124,267
TOTAL COMMON STOCKS (Cost $998,981)		932,375

	Shares	Value
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Porsche Automobil Holding SE, 0.00%,	92	$4,706
TOTAL PREFERRED STOCKS (Cost $4,901)		4,706

TOTAL INVESTMENTS — 99.5%
(Cost $1,003,882)		937,081
Other Assets in Excess of Liabilities — 0.5%		4,694
TOTAL NET ASSETS — 100.0%		$941,775

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft

ASA - Advanced Subscription Agreement

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $44,824 or 4.8% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2024 (Unaudited)

	Pacer American Energy Independence ETF	Pacer BlueStar Engineering the Future ETF	Pacer BlueStar Digital Entertainment ETF	Pacer Swan SOS Fund of Funds ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$60,013,056	$863,192	$837,502	$—
Investments in Affiliated Securities, at Value*	$—	$—	$—	$317,758,649
Interest and Dividends Receivable	323,578	898	3,896	9,918
Receivable for Fund Shares Sold	—	—	—	21,369
Receivable for Investment Securities Sold	—	—	429	661,811
Cash	228,053	529	9,384	1,871,962
Deposits with Broker for Options	—	—	—	5,618
Securities Lending Income Receivable	887	—	—	—
Total Assets	60,565,574	864,619	851,211	320,329,327

LIABILITIES
Management Fees Payable	32,862	443	415	29,957
Payable for Investment Securities Purchased	—	—	9,285	—
Payable for distributions to shareholders	204,000	—	—	—
Payable for Fund Shares Redeemed	—	—	—	665,903
Collateral Received for Securities Loaned	7,295,612	—	—	—
Total Liabilities	7,532,474	443	9,700	695,860

NET ASSETS	$53,033,100	$864,176	$841,511	$319,633,467

NET ASSETS CONSIST OF:
Paid-in Capital	$41,527,948	$765,763	$838,167	$289,988,167
Total Distributable Earnings (Accumulated Deficit)	11,505,152	98,413	3,344	29,645,300
Net Assets	$53,033,100	$864,176	$841,511	$319,633,467
* Identified Cost:
Investments in Unaffiliated Securities	$47,162,957	$808,671	$880,890	$—
Investments in Affiliated Securities	—	—	—	290,799,231
Foreign Currencies	—	—	—	—
^ Includes Loaned Securities with a value of	6,884,702	—	—	—

Net Asset Value:
Net Assets	$53,033,100	$864,176	$841,511	$319,633,467
Shares Outstanding (No Par Value)	1,700,000	40,000	40,000	12,000,000
Net Asset Value, Offering and Redemption Price per Share	$31.20	$21.60	$21.04	$26.64

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2024 (Unaudited)

	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF	Pacer Swan SOS Flex (January) ETF	Pacer Swan SOS Conservative (April) ETF
ASSETS
Investments in Securities, at Value*	$20,625,651	$74,764,781	$44,625,619	$26,901,745
Interest and Dividends Receivable	511	2,241	1,090	478
Receivable for Investment Securities Sold	—	—	—	14,052
Receivable for Fund Shares Sold	—	—	—	1,162,885
Cash	146,675	657,244	318,669	164,271
Deposits with Broker for Options	11,698	9,276	7,557	9,258
Total Assets	20,784,535	75,433,542	44,952,935	28,252,689

LIABILITIES
Options Written, at Value	554,387	2,471,902	1,356,182	321,912
Management Fees Payable	10,002	36,830	21,402	7,975
Payable for Investment Securities Purchased				1,176,336
Total Liabilities	564,389	2,508,732	1,377,584	1,506,223

NET ASSETS	$20,220,146	$72,924,810	$43,575,351	$26,746,466

NET ASSETS CONSIST OF:
Paid-in Capital	$19,032,855	$67,260,388	$40,473,466	$26,583,155
Total Distributable Earnings (Accumulated Deficit)	1,187,291	5,664,422	3,101,885	163,311
Net Assets	$20,220,146	$72,924,810	$43,575,351	$26,746,466
* Identified Cost:
Investments in Securities	$20,346,115	$72,844,546	$44,199,124	$27,372,273
Premiums Received:
Written Options	799,839	3,314,302	2,306,135	489,651

Net Asset Value:
Net Assets	$20,220,146	$72,924,810	$43,575,351	$26,746,466
Shares Outstanding (No Par Value)	800,000	2,725,000	1,450,000	1,150,000
Net Asset Value, Offering and Redemption Price per Share	$25.28	$26.76	$30.05	$23.26

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2024 (Unaudited)

	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
ASSETS
Investments in Securities, at Value*	$66,221,117	$22,248,703	$14,140,317	$59,888,138
Interest and Dividends Receivable	1,416	709,686	356	1,827
Receivable for Investment Securities Sold	—	22,336	—	—
Receivable for Fund Shares Sold	—	659,243	—	—
Deposits with Broker for Options	8,013	—	6,848	5,317
Cash	476,152	237,119	102,009	532,506
Total Assets	66,706,698	23,877,087	14,249,530	60,427,788

LIABILITIES
Due to Broker	—	702,250	—	—
Options Written, at Value	1,663,582	680,322	258,204	1,168,855
Management Fees Payable	25,841	10,455	6,894	29,157
Payable for Investment Securities Purchased	—	731,200	—	—
Total Liabilities	1,689,423	2,124,227	265,098	1,198,012

NET ASSETS	$65,017,275	$21,752,860	$13,984,432	$59,229,776

NET ASSETS CONSIST OF:
Paid-in Capital	$64,171,467	$21,089,775	$13,310,358	$55,300,011
Total Distributable Earnings (Accumulated Deficit)	845,808	663,085	674,074	3,929,765
Net Assets	$65,017,275	$21,752,860	$13,984,432	$59,229,776
* Identified Cost:
Investments in Securities	$67,729,077	$22,862,432	$13,064,229	$55,225,428
Premiums Received:
Written Options	$2,193,966	$843,206	$431,198	$2,078,874

Net Asset Value:
Net Assets	$65,017,275	$21,752,860	$13,984,432	$59,229,776
Shares Outstanding (No Par Value)	2,600,000	825,000	575,000	2,275,000
Net Asset Value, Offering and Redemption Price per Share	$25.01	$26.37	$24.32	$26.04

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2024 (Unaudited)

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
ASSETS
Investments in Securities, at Value*	$26,471,120	$9,186,461	$45,365,270	$16,124,246
Interest and Dividends Receivable	667	256	1,102	394
Receivable for Fund Shares Sold	—	—	1,307,875	—
Deposits with Broker for Options	8,743	8,082	5,498	6,099
Cash	191,380	72,346	312,155	113,169
Total Assets	26,671,910	9,267,145	46,991,900	16,243,908

LIABILITIES
Due to Custodian	—	—	1,265,018	—
Written Options, at Value	299,338	513,744	2,708,887	781,958
Management Fees Payable	13,028	4,304	20,778	7,605
Total Liabilities	312,366	518,048	3,994,683	789,563

NET ASSETS	$26,359,544	$8,749,097	$42,997,217	$15,454,345

NET ASSETS CONSIST OF:
Paid-in Capital	$24,250,987	$8,511,309	$41,533,547	$14,747,943
Total Distributable Earnings (Accumulated Deficit)	2,108,557	237,788	1,463,670	706,402
Net Assets	$26,359,544	$8,749,097	$42,997,217	$15,454,345
* Identified Cost:
Investments in Securities	$24,916,471	$8,102,765	$40,382,378	$14,426,720
Premiums Received:
Written Options	$1,490,600	$263,880	$1,621,357	$658,737

Net Asset Value:
Net Assets	$26,359,544	$8,749,097	$42,997,217	$15,454,345
Shares Outstanding (No Par Value)	1,000,000	350,000	1,650,000	575,000
Net Asset Value, Offering and Redemption Price per Share	$26.36	$25.00	$26.06	$26.88

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2024 (Unaudited)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer Developed Markets Cash Cows Growth Leaders ETF
ASSETS
Investments in Securities, at Value* ^	$318,879,229	$937,081
Foreign Currency at Value*	—	86
Cash	5,725,449	2,116
Interest and Dividends Receivable	274,761	3,008
Receivable for Fund Shares Sold	1,036,464	—
Deposits at Broker for Futures	5,723,573	—
Total Assets	331,639,476	942,291

LIABILITIES
Management Fees Payable	160,112	516
Payable for Investment Securities Purchased	847,266	—
Total Liabilities	1,007,378	516

NET ASSETS	$330,632,098	$941,775

NET ASSETS CONSIST OF:
Paid-in Capital	$307,371,751	$1,005,000
Total Distributable Earnings (Accumulated Deficit)	23,260,347	(63,225)
Net Assets	$330,632,098	$941,775
* Identified Cost:
Investments in Securities	$289,602,737	$1,003,882

Net Asset Value:
Net Assets	$330,632,098	$941,775
Shares Outstanding (No Par Value)	9,540,000	50,000
Net Asset Value, Offering and Redemption Price per Share	$34.66	$18.84

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2024 (Unaudited)

Pacer American Energy Independence ETF
INVESTMENT INCOME
Income:
Dividends from Investments*	$756,296
Interest	2,321
Securities Lending Income, Net	13,842
Total Investment Income	772,459

EXPENSES
Management fees	182,907
Total Expenses	182,907
Net Investment Income	589,552

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Securities	1,234,117
Net Realized Gain (Loss) on In-Kind Redemptions
Net realized Gain (Loss) on Foreign Currency	1,029
Total	1,235,146
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	6,132,977
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	93
Total	6,133,070
Net Realized and Unrealized Gain (Loss) on Investments	7,368,216
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,957,768

* Net of fees and foreign withholding tax of	$58,852

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2024 (Unaudited)

	Pacer BlueStar Engineering the Future ETF	Pacer BlueStar Digital Entertainment ETF
INVESTMENT INCOME
Income:
Dividends from Investments*	$4,144	$4,301
Interest	16	20
Total Investment Income	4,160	4,321

EXPENSES
Management fees	2,807	2,446
Total Expenses	2,807	2,446
Net Investment Income	1,353	1,875

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Securities	(34,672)	(59,638)
Capital Gain Distributions from Underlying Closed End Funds	—	781
Net Realized Gain (Loss) on In-Kind Redemptions	97,131	150,137
Net realized Gain (Loss) on Foreign Currency	(3)	2,133
Total	62,456	93,413
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	179,877	46,482
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(13)	(47)
Total	179,864	46,435
Net Realized and Unrealized Gain (Loss) on Investments	242,320	139,848
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$243,673	$141,723

* Net of fees and foreign withholding tax of	$688	$347

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2024 (Unaudited)

	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF
INVESTMENT INCOME
Income:
Interest	$39,611	$2,246	$10,247
Total Investment Income	39,611	2,246	10,247

EXPENSES
Management fees	194,711	51,244	188,749
Broker fees and interest	—	653	2,739
Total Expenses	194,711	51,897	191,488
Net Investment Income/(Loss)	(155,100)	(49,651)	(181,241)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—	(179,055)	(551,690)
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	3,239,198	2,200,534	6,386,205
Net Realized Gain (Loss) on Written Options	—	(455,529)	(1,443,246)
Total	3,239,198	1,565,950	4,391,269
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Investments	—	(92,773)	1,178,459
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	20,309,053	—	—
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	—	(147,566)	(518,776)
Total	20,309,053	(240,339)	659,683
Net Realized and Unrealized Gain (Loss) on Investments	23,548,251	1,325,611	5,050,952
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,393,151	$1,275,960	$4,869,711

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2024 (Unaudited)

	Pacer Swan SOS Flex (January) ETF	Pacer Swan SOS Conservative (April) ETF	Pacer Swan SOS Moderate (April) ETF
INVESTMENT INCOME
Income:
Interest	$5,217	$2,131	$7,184
Total Investment Income	5,217	2,131	7,184

EXPENSES
Management fees	108,056	43,694	137,976
Broker fees and interest	2,128	180	510
Total Expenses	110,184	43,874	138,486
Net Investment Income/(Loss)	(104,967)	(41,743)	(131,302)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	(852,845)	(427,661)	(1,942,570)
Net Realized Gain (Loss) on In-Kind Redemptions	4,155,387	3,016,335	9,300,073
Net Realized Gain (Loss) on Written Options	246,768	(1,075,925)	(2,932,083)
Total	3,549,310	1,512,749	4,425,420
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	159,130	(471,205)	(1,132,802)
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	97,812	(105,868)	(482,813)
Total	256,942	(577,073)	(1,615,615)
Net Realized and Unrealized Gain (Loss) on Investments	3,806,252	935,676	2,809,805
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,701,285	$893,933	$2,678,503

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2024 (Unaudited)

	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
INVESTMENT INCOME
Income:
Interest	$3,993	$2,222	$10,295
Total Investment Income	3,993	2,222	10,295

EXPENSES
Management fees	71,872	43,105	191,122
Broker fees and interest	461	210	731
Total Expenses	72,333	43,315	191,853
Net Investment Income/(Loss)	(68,340)	(41,093)	(181,558)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on
Net Realized Gain (Loss) on Investments in Securities	(1,391,296)	6,637	51,090
Net Realized Gain (Loss) on In-Kind Redemptions	5,462,041	—	—
Net Realized Gain (Loss) on Written Options	(954,617)	(14,252)	(127,999)
Total	3,116,128	(7,615)	(76,909)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(540,147)	1,633,711	6,577,884
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	(502,144)	(121,360)	23,035
Total	(1,042,291)	1,512,351	6,600,919
Net Realized and Unrealized Gain (Loss) on Investments	2,073,837	1,504,736	6,524,010
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,005,497	$1,463,643	$6,342,452

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2024 (Unaudited)

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
INVESTMENT INCOME
Income:
Interest	$4,341	$1,534	$7,086	$2,690
Total Investment Income	4,341	1,534	7,086	2,690

EXPENSES
Management fees	91,210	28,890	148,898	50,347
Broker fees and interest	514	225	1,145	685
Total Expenses	91,724	29,115	150,043	51,032
Net Investment Income/(Loss)	(87,383)	(27,581)	(142,957)	(48,342)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments in Securities	(470,239)	34,849	7,153	22,068
Net Realized Gain (Loss) on In-Kind Redemptions	612,194	—	457,594	—
Net Realized Gain (Loss) on Written Options	305,409	(62,299)	(220,245)	(73,086)
Total	447,364	(27,450)	244,502	(51,018)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	3,084,408	1,211,246	5,618,060	1,883,421
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	54,775	(299,968)	(1,336,948)	(179,815)
Total	3,139,183	911,278	4,281,112	1,703,606
Net Realized and Unrealized Gain (Loss) on Investments	3,586,547	883,828	4,525,614	1,652,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING	$3,499,164	$856,247	$4,382,657	$1,604,246

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2024 (Unaudited)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer Developed Markets Cash Cows Growth Leaders ETF(a)
INVESTMENT INCOME
Income:
Dividends*	$1,584,328	$4,352
Interest	782,627	9
Total Investment Income	2,366,955	4,361

Expenses:
Management fees	831,091	696
Total Expenses	831,091	696
Net Investment Income (Loss)	1,535,864	3,665

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(2,383,561)	(8)
Net Realized Gain (Loss) on In-Kind Redemptions	1,600,452	—
Net Realized Gain (Loss) on Futures Contract	543,438	—
Total	(239,671)	(8)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	30,702,032	(66,801)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	(81)
Change in Unrealized Appreciation (Depreciation) on Futures	3,136,297	—
Total	33,838,329	(66,882)
Net Realized and Unrealized Gain (Loss) on Investments	33,598,658	(66,890)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,134,522	$(63,225)

* Net of fees and foreign witholding tax of	$416	$529

(a)	The information presented is from March 20, 2024 (commencement of investment operations) through April 30, 2024

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer American Energy Independence ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$589,552	$1,086,307
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,235,146	2,610,511
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	6,133,070	(2,676,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,957,768	1,020,023

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(1,200,000)	(572,644)
Return of Capital	—	(1,917,356)
Total Distributions to Shareholders	(1,200,000)	(2,490,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,886,880	4,192,825
Proceeds from Shares Redeemed	—	(6,710,965)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	2,886,880	(2,518,140)
Net Increase (Decrease) in Net Assets	$9,644,648	$(3,988,117)

NET ASSETS
Beginning of Period	$43,388,452	$47,376,569
End of Period	$53,033,100	$43,388,452

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	100,000	150,000
Redemptions	—	(250,000)
Net Increase (Decrease)	100,000	(100,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer BlueStar Engineering the Future ETF		Pacer BlueStar Digital Entertainment ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$1,353	$2,986	$1,875	$5,902
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	62,456	(12,531)	92,632	(8,925)
Capital Gain Distributions from Underlying Closed End Funds	—	—	781	825
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	179,864	66,955	46,435	87,562
Net Increase (Decrease) in Net Assets Resulting from Operations	243,673	57,410	141,723	85,364

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(355)	(3,412)	(315)	(6,600)
Return of Capital	—	(723)	—	—
Total Distributions to Shareholders	(355)	(4,135)	(315)	(6,600)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	—	435,384	—
Payments for Shares Redeemed	(792,712)	—	(431,758)	—
Transaction Fees (See Note 1)	—	—	1	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	(792,712)	—	3,627	—
Net Increase (Decrease) in Net Assets	$(549,394)	$53,275	$145,035	$78,764

NET ASSETS
Beginning of Period	$1,413,570	$1,360,295	$696,476	$617,712
End of Period	$864,176	$1,413,570	$841,511	$696,476

(a)	The Fund commenced operations on May 4, 2022. The information presented is for the period from May 4, 2022 to October 31, 2022.

(a)	The Fund commenced operations on April 7, 2022. The information presented is for the period from April 7, 2022 to October 31, 2022.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	—	20,000	—
Redemptions	—	—	(20,000)	—
Net Increase (Decrease)	100,000	—	—	—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Fund of Funds ETF		Pacer Swan SOS Conservative (January) ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(155,100)	$(203,061)	$(49,651)	$(77,283)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	3,239,198	1,462,001	1,565,950	(103,517)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	20,309,053	9,749,815	(240,339)	989,919
Net Increase (Decrease) in Net Assets Resulting from Operations	23,393,151	11,008,755	1,275,960	809,119

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	—	—	—
Return of capital	—	(6,428)	—	—
Total Distributions to Shareholders	—	(6,428)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	142,492,118	83,011,103	20,910,350	1,107,260
Payments for Shares Redeemed	(19,698,475)	(38,958,543)	(12,196,372)	(7,358,450)
Transaction Fees (See Note 1)	207,848	123,786	999	846
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	123,001,491	44,176,346	8,714,977	(6,250,344)
Net Increase (Decrease) in Net Assets	$146,394,642	$55,185,101	$9,990,937	$(5,441,225)

NET ASSETS
Beginning of Period	$173,238,825	$118,060,152	$10,229,209	$15,670,434
End of Period	$319,633,467	$173,238,825	$20,220,146	$10,229,209

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	5,475,000	3,525,000	850,000	50,000
Redemptions	(750,000)	(1,725,000)	(500,000)	(350,000)
Net Increase (Decrease)	4,725,000	1,800,000	350,000	(300,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Moderate (January) ETF		Pacer Swan SOS Flex (January) ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(181,241)	$(191,323)	$(104,967)	$(110,228)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,391,269	256,883	3,549,310	1,841,514
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	659,683	2,287,844	256,942	(69,986)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,869,711	2,353,404	3,701,285	1,661,300

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	—	—	—
Total Distributions to Shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	88,031,355	16,395,415	46,126,343	8,286,335
Payments for Shares Redeemed	(54,051,760)	(5,106,713)	(24,401,973)	(8,998,310)
Transaction Fees (See Note 1)	6,228	2,151	2,480	1,728
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	33,985,823	11,290,853	21,726,850	(710,247)
Net Increase (Decrease) in Net Assets	$38,855,534	$13,644,257	$25,428,135	$951,053

NET ASSETS
Beginning of Period	$34,069,276	$20,425,019	$18,147,216	$17,196,163
End of Period	$72,924,810	$34,069,276	$43,575,351	$18,147,216

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	3,375,000	700,000	1,600,000	325,000
Redemptions	(2,075,000)	(225,000)	(850,000)	(375,000)
Net Increase (Decrease)	1,300,000	475,000	750,000	(50,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (April) ETF		Pacer Swan SOS Moderate (April) ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(41,743)	$(107,370)	$(131,302)	$(162,215)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,512,749	(682,641)	4,425,420	(1,675,677)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(577,073)	1,468,250	(1,615,615)	3,232,777
Net Increase (Decrease) in Net Assets Resulting from Operations	893,933	678,239	2,678,503	1,394,885

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	29,960,340	1,592,030	76,479,563	16,533,515
Payments for Shares Redeemed	(14,274,400)	(8,187,940)	(43,993,545)	(6,035,740)
Transaction Fees (See Note 1)	1,923	978	4,011	2,257
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	15,687,863	(6,594,932)	32,490,029	10,500,032
Net Increase (Decrease) in Net Assets	$16,581,796	$(5,916,693)	$35,168,532	$11,894,917

NET ASSETS
Beginning of Period	$10,164,670	$16,081,363	$29,848,743	$17,953,826
End of Period	$26,746,466	$10,164,670	$65,017,275	$29,848,743

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,275,000	75,000	3,025,000	725,000
Redemptions	(600,000)	(375,000)	(1,725,000)	(275,000)
Net Increase (Decrease)	675,000	(300,000)	1,300,000	450,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (April) ETF		Pacer Swan SOS Conservative (July) ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(68,340)	$(107,066)	$(41,093)	$(51,966)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	3,116,128	(1,214,487)	(7,615)	922,219
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(1,042,291)	2,558,788	1,542,351	(372,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,005,497	1,237,235	1,493,643	498,074

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	26,724,110	8,776,413	4,044,150	10,841,250
Payments for Shares Redeemed	(23,559,150)	(5,839,780)	(599,063)	(8,630,518)
Transaction Fees (See Note 1)	719	1,462	464	533
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	3,165,679	2,938,095	3,445,551	2,211,265
Net Increase (Decrease) in Net Assets	$5,171,176	$4,175,330	$4,939,194	$2,709,339

NET ASSETS
Beginning of Period	$16,581,684	$12,406,354	$9,045,238	$6,335,899
End of Period	$21,752,860	$16,581,684	$13,984,432	$9,045,238

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,000,000	375,000	175,000	500,000
Redemptions	(875,000)	(250,000)	(25,000)	(400,000)
Net Increase (Decrease)	125,000	125,000	150,000	100,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Moderate (July) ETF		Pacer Swan SOS Flex (July) ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(181,558)	$(273,675)	$(87,383)	$(101,507)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(76,909)	5,506,696	447,364	1,624,146
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	6,600,919	(1,856,102)	3,139,183	(709,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,342,452	3,376,919	3,499,164	813,417

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	—	—	—
Total Distributions to Shareholders	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	18,034,120	56,101,605	6,271,270	31,118,538
Payments for Shares Redeemed	(7,053,133)	(51,134,675)	(6,372,015)	(21,442,255)
Transaction Fees (See Note 1)	2,509	3,916	887	2,939
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	10,983,496	4,970,846	(99,858)	9,679,222
Net Increase (Decrease) in Net Assets	$17,325,948	$8,347,765	$3,399,306	$10,492,639

NET ASSETS
Beginning of Period	$41,903,828	$33,556,063	$22,960,238	$12,467,599
End of Period	$59,229,776	$41,903,828	$26,359,544	$22,960,238

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	725,000	2,425,000	250,000	1,325,000
Redemptions	(275,000)	(2,225,000)	(250,000)	(925,000)
Net Increase (Decrease)	450,000	200,000	—	400,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (October) ETF		Pacer Swan SOS Moderate (October) ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(27,581)	$(39,606)	$(142,957)	$(195,650)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(27,450)	864,915	244,502	4,585,195
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	911,278	(228,454)	4,281,112	(1,197,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	856,247	596,855	4,382,657	3,191,699

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,412,973	9,897,415	10,661,273	47,715,283
Payments for Shares Redeemed	(1,233,460)	(8,753,333)	(8,911,815)	(37,306,550)
Transaction Fees (See Note 1)	365	623	1,519	2,365
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	1,179,878	1,144,705	1,750,977	10,411,098
Net Increase (Decrease) in Net Assets	$2,036,125	$1,741,560	$6,133,634	$13,602,797

NET ASSETS
Beginning of Period	$6,712,972	$4,971,412	$36,863,583	$23,260,786
End of Period	$8,749,097	$6,712,972	$42,997,217	$36,863,583

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	450,000	425,000	2,050,000
Redemptions	(50,000)	(400,000)	(350,000)	(1,600,000)
Net Increase (Decrease)	50,000	50,000	75,000	450,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (October) ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS
Net Investment Income (Loss)	$(48,342)	$(76,363)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(51,018)	1,707,383
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	1,703,606	(588,105)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,604,246	1,042,915

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,101,277	18,912,313
Payments for Shares Redeemed	(1,966,559)	(19,903,785)
Transaction Fees (See Note 1)	707	1,714
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	3,135,425	(989,758)
Net Increase (Decrease) in Net Assets	$4,739,671	$53,157

NET ASSETS
Beginning of Period	$10,714,674	$10,661,517
End of Period	$15,454,345	$10,714,674

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	200,000	800,000
Redemptions	(75,000)	(850,000)
Net Increase (Decrease)	125,000	(50,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
	For the Period Ended April 30, 2024 (Unaudited)	For the Period Ended October 31, 2023 (b)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$1,535,864	$810,583	$821,750
Net Realized Gain (Loss) on Investments, Futures contracts, and Foreign Currency Transactions	(239,671)	(662,605)	(750,663)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	33,838,329	(695,885)	4,665,415
Net Increase (Decrease) in Net Assets Resulting from Operations	35,134,522	(547,907)	4,736,502

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(7,866,256)	(897,292)	(821,750)
Capital Gains	—	(85,981)	(879,202)
Return of Capital	—	(3,763,619)	(3,972,774)
Total Distributions to Shareholders	(7,866,256)	(4,746,892)	(5,673,726)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	144,558,009	57,600,453	62,340,960
Payments for Shares Redeemed	(1,971,057)	(916,410)	(7,071,537)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	142,586,952	56,684,043	55,269,423
Net Increase (Decrease) in Net Assets	$169,855,218	$51,389,244	$54,332,199

NET ASSETS
Beginning of Period/Year	$160,776,880	$109,387,636	$55,055,437
End of Period/Year	$330,624,187	$160,776,880	$109,387,636

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to April 30, 2022.

(b)	For the period ended May 1, 2023 to October 31, 2023. See Note 1 to Financial Statements.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	4,200,000	1,830,000	2,100,000
Redemptions	(60,000)	(30,000)	(240,000)
Net Increase (Decrease)	4,140,000	1,800,000	1,860,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

Pacer Developed Markets Cash Cows Growth Leaders ETF
For the Period Ended April 30, 2024 (Unaudited)(a)
OPERATIONS
Net Investment Income (Loss)	$3,665
Net Realized Gain (Loss) on Investments, Futures contracts, and Foreign Currency Transactions	(8)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	(66,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,225)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—
Total Distributions to Shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,005,000
Payments for Shares Redeemed	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	1,005,000
Net Increase (Decrease) in Net Assets	$941,775

NET ASSETS
Beginning of Period/Year	$—
End of Period/Year	$941,775

(a)	The information presented is from March 20, 2024 (commencement of investment operations) through April 30, 2024

(b)	Summary of capital share transactions is as follows:

Shares
Subscriptions	50,000
Redemptions	—
Net Increase (Decrease)	50,000

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(f)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020(a)(e)	For the Year Ended November 30, 2019
Net Asset Value, Beginning of Period	$27.12	$27.87	$25.31	$14.96	$21.79	$23.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(c)	0.36	0.63	0.41	0.40	0.28	0.37
Net Realized and Unrealized Gain (Loss) on Investments (d)	4.44	0.06	3.59	11.39	(5.55)	(0.34)
Total from Investment Operations	4.80	0.69	4.00	11.79	(5.27)	0.03

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.48)	(0.33)	(0.26)	(0.50)	(0.52)	(0.22)
Return of Capital	(0.24)	(1.11)	(1.18)	(0.94)	(1.04)	(1.23)
Total Distributions	(0.72)	(1.44)	(1.44)	(1.44)	(1.56)	(1.45)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—	—	—	—	—	0.00 (d)

Net Asset Value, End of Period	$31.20	$27.12	$27.87	$25.31	$14.96	$21.79
Total return	17.84%	2.68%	16.26%	80.71%	-24.76%	-0.13%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$53,033	$43,388	$47,377	$25,309	$11,966	$10,897

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets	2.41%	2.32%	1.53%	1.82%	1.81%	1.58%
Portfolio Turnover Rate (g)	14%	27%	25%	22%	41%	26%

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 1, 2019 to October 31, 2020.
(b)	Commencement of operations on December 12, 2017.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(e)	Represents less than $0.005.
(f)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(g)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Engineering the Future ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022 (a)(e)
Net Asset Value, Beginning of Period	$17.67	$17.00	$20.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.03	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.91	0.68	(3.53)
Total from Investment Operations	3.94	0.72	(3.52)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	0.01	(0.04)	—
Return of Capital	(0.02)	(0.01)	—
Total Distributions	(0.01)	(0.05)	—

Net Asset Value, End of Period	$21.60	$17.67	$17.00
Total return	22.32%	4.18%	-17.14%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$864	$1,414	$1,360

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.29%	0.19%	0.07%
Portfolio Turnover Rate (d)	8%	15%	0%

(a)	Fund commenced operations on May 4, 2022. The information presented is from April 7, 2022 to October 31, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022 (a)(e)
Net Asset Value, Beginning of Period	$17.41	$15.44	$19.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.05	0.15	0.05
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.59	1.99	(4.32)
Total from Investment Operations	3.64	2.14	(4.27)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.01)	(0.17)	(0.04)
Total Distributions	(0.01)	(0.17)	(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (see Note 1)	—	—	0.01

Net Asset Value, End of Period	$21.04	$17.41	$15.44
Total Return	20.87%	13.74%	-21.58%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$842	$696	$618

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.46%	0.78%	0.53%
Portfolio Turnover Rate (d)	131%	40%	33%

(a)	Fund commenced operations on April 7, 2022. The information presented is from April 7, 2022 to October 31, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$23.81	$21.56	$22.49	$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.02)	(0.04)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.83	2.27	(0.96)	2.26
Total from Investment Operations	2.81	2.23	(0.99)	2.23

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	—	—	—
Total Distributions	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.02	0.02	0.06	—

Net Asset Value, End of Period	$26.64	$23.81	$21.56	$22.49
Total Return	11.86%	10.42%	-4.12%	11.01%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$319,633	$173,239	$118,060	$38,234

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.16%	0.18%	0.18%	0.18%
Net Investment Income (Loss) to Average Net Assets (f)	-0.12%	-0.15%	-0.13%	-0.18%
Portfolio Turnover Rate (d)	16%	6%	11%	69%

(a)	Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$22.73	$20.89	$22.19	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.00 (f)	(0.16)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.55	2.00	(1.14)	1.77
Total from Investment Operations	2.55	1.84	(1.30)	1.63

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$25.28	$22.73	$20.89	$22.19
Total Return	11.33%	8.79%	-5.85%	7.94%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$20,220	$10,229	$15,670	$2,774

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.69%	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	0.68%	-0.74%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	19%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$23.91	$21.50	$22.66	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)	(0.17)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.94	2.58	(0.89)	2.24
Total from Investment Operations	2.85	2.41	(1.05)	2.10

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	—	(0.11)	—
Total Distributions	—	—	(0.11)	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$26.76	$23.91	$21.50	$22.66
Total Return	11.98%	11.21%	-4.65%	10.20%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$72,925	$34,069	$20,425	$2,832

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.69%	0.76%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.73%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	48%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$25.92	$22.93	$23.82	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.10)	(0.19)	(0.17)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments (c)	4.23	3.18	(0.73)	3.41
Total from Investment Operations	4.13	2.99	(0.90)	3.26

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (g)	0.01	—

Net Asset Value, End of Period	$30.05	$25.92	$22.93	$23.82
Total Return	16.00%	13.05%	-3.74%	15.85%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$43,575	$18,147	$17,196	$3,573

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.70%	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (f)	-0.67%	-0.73%	-0.76%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	226%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.
(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.40	$20.75	$21.73	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.15)	(0.16)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.94	0.80	(0.82)	1.21
Total from Investment Operations	1.86	0.65	(0.98)	1.12

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.26	$21.40	$20.75	$21.73
Total Return	8.82%	3.13%	-4.52%	5.45%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$26,746	$10,165	$16,081	$2,717

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.69%	0.76%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.73%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$22.96	$21.12	$21.98	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.17)	(0.16)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.13	2.01	(0.70)	1.47
Total from Investment Operations	2.05	1.84	(0.86)	1.37

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$25.01	$22.96	$21.12	$21.98
Total Return	8.96%	8.70%	-3.92%	6.67%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$65,017	$29,849	$17,954	$5,496

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.69%	0.76%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.73%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$23.69	$21.58	$22.75	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)	(0.17)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.77	2.28	(1.00)	2.24
Total from Investment Operations	2.68	2.11	(1.17)	2.14

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$26.37	$23.69	$21.58	$22.75
Total Return	11.40%	9.80%	-5.15%	10.37%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$21,753	$16,582	$12,406	$7,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.70%	0.76%	0.77%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.73%	-0.76%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.28	$19.50	$20.94	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.15)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.12	1.93	(1.29)	0.51
Total from Investment Operations	3.04	1.78	(1.44)	0.46

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$24.32	$21.28	$19.50	$20.94
Total Return	14.44%	9.16%	-6.88%	2.22%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$13,984	$9,045	$6,336	$3,664

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.70%	0.76%	0.76%	0.76%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.72%	-0.75%	-0.76%
Portfolio Turnover Rate (d)	0%	0%	0%	0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$22.96	$20.65	$21.02		$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.16)	(0.15)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.16	2.47	(0.22)		0.59
Total from Investment Operations	3.08	2.31	(0.37)		0.54

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	—	(0.00	)(f)	—
Total Distributions	—	—	(0.00	)(f)	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00	(f)	—

Net Asset Value, End of Period	$26.04	$22.96	$20.65		$21.02
Total Return	13.42%	11.19%	-1.74%		2.63%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$59,230	$41,904	$33,556		$17,866

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.69%	0.76%	0.76%		0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.73%	-0.75%		-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%		0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$22.96	$20.78	$21.31	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.16)	(0.16)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.48	2.34	(0.37)	0.88
Total from Investment Operations	3.40	2.18	(0.53)	0.83

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$26.36	$22.96	$20.78	$21.31
Total Return	14.87%	10.49%	-2.49%	4.05%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$26,360	$22,960	$12,468	$5,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.70%	0.77%	0.76%	0.76%
Net Investment Income (Loss) to Average Net Assets (g)	-0.67%	-0.69%	-0.75%	-0.76%
Portfolio Turnover Rate (d)	0%	0%	0%	0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$22.38	$19.89	$20.86	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.16)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.70	2.65	(0.82)	0.36
Total from Investment Operations	2.62	2.49	(0.97)	0.35

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$25.00	$22.38	$19.89	$20.86
Total Return	11.93%	12.54%	-4.67%	1.71%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$8,749	$6,713	$4,971	$2,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.70%	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.74%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$23.41	$20.68	$20.97	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)	(0.16)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.73	2.89	(0.14)	0.47
Total from Investment Operations	2.65	2.73	(0.29)	0.46

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$26.06	$23.41	$20.68	$20.97
Total Return	11.38%	13.22%	-1.40%	2.24%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$42,997	$36,864	$23,261	$8,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.70%	0.76%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.67%	-0.72%	-0.74%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(e)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$23.81	$21.32	$21.26	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)	(0.17)	(0.16)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.16	2.66	0.22	0.76
Total from Investment Operations	3.07	2.49	0.06	0.75

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$26.88	$23.81	$21.32	$21.26
Total Return	13.02%	11.66%	0.31%	3.64%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$15,454	$10,715	$10,662	$3,720

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.70%	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.66%	-0.74%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	86%	12%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended April 30, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2024 (Unaudited)(c)	For the Period Ended October 31, 2023 (c)(f)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)(c)
Net Asset Value, Beginning of Period	$29.77	$30.39	$31.64	$34.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.21	0.18	0.32	0.12
Net Realized and Unrealized Gain (Loss) on Investments (e)	5.71	0.22	0.53	(1.73)
Total from Investment Operations	5.92	0.40	0.85	(1.61)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.03)	(0.16)	(0.30)	(0.10)
Distributions from Capital Gains	(0.01)	(0.04)	(0.33)	—
Distributions from Return of Capital	—	(0.82)	(1.47)	(1.30)
Total Distributions	(1.04)	(1.02)	(2.10)	(1.40)
Net Asset Value, End of Period	$34.66	$29.77	$30.39	$31.64
Total Return	19.58%	1.25%	3.25%	-5.00%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$330,632	$160,777	$109,388	$55,055

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.68%	0.79%	0.79%	0.79%
Net Investment Income (Loss) to Average Net Assets	1.25%	1.15%	1.07%	0.42%
Portfolio Turnover Rate (d)	1%	4%	9%	7%

(a)	The information presented is from July 12, 2021 to April 30, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	For the period May 1, 2023 to October 31, 2023. See Note 1 to the Financial Statements..

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets Cash Cows Growth Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

For the Period Ended April 30, 2024 (Unaudited)(d)
Net Asset Value, Beginning of Period	$—

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.07
Net Realized and Unrealized Gain (Loss) on Investments (c)	18.77
Total from Investment Operations	18.84

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—
Distributions from Return of Capital	—
Total Distributions	—
Net Asset Value, End of Period	$18.84
Total Return	-6.29%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$942

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%
Net Investment Income (Loss) to Average Net Assets	3.42%
Portfolio Turnover Rate (b)	0%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, AFTY, VIRS, ALTL, PAMC, PALC, PEXL, FLRT, SHPP and TRFK’s fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”);

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy Independence ETF	USAI	December 12, 2017	NYSE	$300
Pacer Bluestar Engineering the Future ETF	BULD	May 4, 2022	Nasdaq	750
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	750
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (January) ETF	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (January) ETF	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300
Pacer Metaurus US Large Cap Target Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300
Pacer Developed Markets Cash Cows Growth Leaders ETF	EAFG	March 20, 2024	NYSE	1,500

Each of the Funds are non-diversified series of the Trust.

The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
BULD	BlueStar Robotics and 3D Printing Index
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400
EAFG	Pacer Developed Markets Cash Cows Growth Leaders Index

The investment objective of the following Funds is to seek

Ticker	Objective
PSFF	capital appreciation with downside protection.
PSCX

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 3, 2023 to December 29, 2023.

PSMD

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 18.25% (before fees and expenses of the Fund) and 17.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 3, 2023 to December 29, 2023.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Ticker	Objective
PSFD

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 21.90% (before fees and expenses of the Fund) and 21.15% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 3, 2023 to December 29, 2023.

PSCW

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.43% (before fees and expenses of the Fund) and 13.68% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 3, 2023 to March 28, 2024.

PSMR

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.95% (before fees and expenses of the Fund) and 14.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 3, 2023 to March 28, 2024.

PSFM

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.80% (before fees and expenses of the Fund) and 17.05% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 3, 2023 to March 28, 2024.

PSCJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.73%(before fees and expenses of the Fund) and 13.98 (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 3, 2023 to June 28, 2024.

PSMJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.52% (before fees and expenses of the Fund) and 13.77% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 3, 2023 to June 28, 2024

PSFJ

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.72% (before fees and expenses of the Fund) and 15.97% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 3, 2023 to June 28, 2024

PSCQ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.95% (before fees and expenses of the Fund) and 15.20% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 2, 2023 to September 30, 2024

PSMO

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 15.50% (before fees and expenses of the Fund) and 14.75% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 2, 2023 to September 30, 2024

PSFO

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.65% (before fees and expenses of the Fund) and 16.90% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 2, 2023 to September 30, 2024

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI which generally consist of 50,000 shares, QDPL which consists of 30,000 shares, along with ODDS and BULD which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to the

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Custodian except ODDS and BULD which charges $750 and EAFG which charges $1,500. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In regards to USAI, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. In regards to BULD, ODDS, PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO, QDPL and EAFG a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. For orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2024:

USAI
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$52,717,444	$—	$—	$—	$52,717,444
Investments Purchased with Proceeds from Securities Lending	—	—	—	7,295,612	7,295,612
Total Investments in Securities	$52,717,444	$—	$—	$7,295,612	$60,013,056

^ See Schedules of Investments for industry breakouts.

BULD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$863,192	$—	$—	$—	$863,192
Total Investments in Securities	$863,192	$—	$—	$—	$863,192

^ See Schedules of Investments for industry breakouts.

ODDS
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$806,427	$—	$—	$—	$806,427
Exchange Traded Funds	31,074	—	—	—	31,074
Warrants	—	—	0	—	0
Total Investments in Securities	$837,501	$—	$—	$—	$837,501

^ See Schedules of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

ODDS(a)	Balance as of 10/31/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 04/30/2024
Warrants	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$ 0	Corporate Action	None	$ 0.00

(a)	Table presents information for one security, PointsBet Holdings Ltd., which has been valued at $0.00 AUD throughout the period.

PSFF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$317,758,650	$—	$—	$—	$317,758,650
Total Investments in Securities	$317,758,650	$—	$—	$—	$317,758,650

PSCX
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$20,625,651	$—	$—	$20,625,651
Total Investments in Securities	$—	$20,625,651	$—	$—	$20,625,651

Liabilities
Options Written	$—	$(554,387)	$—	$—	$(554,387)
Total Investments in Securities	$—	$(554,387)	$—	$—	$(554,387)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$74,764,781	$—	$—	$74,764,781
Total Investments in Securities	$—	$74,764,781	$—	$—	$74,764,781

Liabilities
Options Written	$—	$(2,471,902)	$—	$—	$(2,471,902)
Total Investments in Securities	$—	$(2,471,902)	$—	$—	$(2,471,902)

^ See the Schedules of Investments for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

PSFD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$44,625,620	$—	$—	$44,625,620
Total Investments in Securities	$—	$44,625,620	$—	$—	$44,625,620

Liabilities
Options Written	$—	$(1,356,183)	$—	$—	$(1,356,183)
Total Investments in Securities	$—	$(1,356,183)	$—	$—	$(1,356,183)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCW
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$26,901,744	$—	$—	$—	$26,901,744
Total Investments in Securities	$26,901,744	$—	$—	$—	$26,901,744

Liabilities
Options Written	$(321,912)	$—	$—	$—	$(321,912)
Total Investments in Securities	$(321,912)	$—	$—	$—	$(321,912)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMR
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$66,221,116	$—	$—	$66,221,116
Total Investments in Securities	$—	$66,221,116	$—	$—	$66,221,116

Liabilities
Options Written	$—	$(1,212,240)	$—	$—	$(1,212,240)
Total Investments in Securities	$—	$(1,212,240)	$—	$—	$(1,212,240)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFM
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$22,248,702	$—	$—	$—	$22,248,702
Total Investments in Securities	$22,248,702	$—	$—	$—	$22,248,702

Liabilities
Options Written	$(680,322)	$—	$—	$—	$(680,322)
Total Investments in Securities	$(680,322)	$—	$—	$—	$(680,322)

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

PSCJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$14,140,317	$—	$—	$14,140,317
Total Investments in Securities	$—	$14,140,317	$—	$—	$14,140,317

Liabilities
Options Written	$—	$(258,204)	$—	$—	$(258,204)
Total Investments in Securities	$—	$(258,204)	$—	$—	$(258,204)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$59,888,138	$—	$—	$59,888,138
Total Investments in Securities	$—	$59,888,138	$—	$—	$59,888,138

Liabilities
Options Written	$—	$(1,168,855)	$—	$—	$(1,168,855)
Total Investments in Securities	$—	$(1,168,855)	$—	$—	$(1,168,855)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$26,471,120	$—	$—	$26,471,120
Total Investments in Securities	$—	$26,471,120	$—	$—	$26,471,120

Liabilities
Options Written	$—	$(299,338)	$—	$—	$(299,338)
Total Investments in Securities	$—	$(299,338)	$—	$—	$(299,338)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCQ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$9,186,461	$—	$—	$9,186,461
Total Investments in Securities	$—	$9,186,461	$—	$—	$9,186,461

Liabilities
Options Written	$—	$(513,744)	$—	$—	$(513,744)
Total Investments in Securities	$—	$(513,744)	$—	$—	$(513,744)

^ See the Schedules of Investments for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

PSMO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$45,365,270	$—	$—	$45,365,270
Total Investments in Securities	$—	$45,365,270	$—	$—	$45,365,270

Liabilities
Options Written	$—	$(2,708,887)	$—	$—	$(2,708,887)
Total Investments in Securities	$—	$(2,708,887)	$—	$—	$(2,708,887)

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$161,124,246	$—	$—	$161,124,246
Total Investments in Securities	$—	$161,124,246	$—	$—	$161,124,246

Liabilities
Options Written	$—	$(781,958)	$—	$—	$(781,958)
Total Investments in Securities	$—	$(781,958)	$—	$—	$(781,958)

^ See the Schedules of Investments for further disaggregation of investment categories.

QDPL
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$280,088,664	$—	$—	$—	$280,088,664
Real Estate Investment Trusts	5,769,364	—	—	—	5,769,364
US Government Notes/Bonds/Bills	—	33,021,201	—	—	33,021,201
Total Investments in Securities	$285,858,028	$33,021,201	$—	$—	$318,879,229

^ See Schedule of Investments for sector breakouts.

EAFG
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$932,375	$—	$—	$—	$932,375
Preferred Stocks	4,706	—	—	—	4,706
Total Investments in Securities	$937,081	$—	$—	$—	$937,081

^ See Schedule of Investments for sector breakouts.

OPTIONS CONTRACTS

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2024, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at value
PSCX	$20,625,651	$554,387
PSMD	74,764,781	2,471,902
PSFD	44,625,619	1,356,182
PSCW	26,957,549	321,912
PSMR	66,221,117	1,663,582
PSFM	22,248,703	680,322
PSCJ	14,140,317	258,204
PSMJ	59,888,138	1,168,855
PSFJ	26,471,120	299,338
PSCQ	9,186,461	513,744
PSMO	45,365,270	2,708,887
PSFO	16,124,246	781,958

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2024 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCX	$(179,055)	$(455,529)	$(92,773)	$(147,566)
PSMD	(551,690)	(1,443,246)	1,178,459	(518,776)
PSFD	(852,845)	246,768	159,130	97,812
PSCW	(427,661)	(1,075,925)	(471,205)	(105,868)
PSMR	(1,942,570)	(2,932,083)	(1,132,802)	(482,813)
PSFM	(1,391,296)	(954,617)	(540,147)	(502,144)
PSCJ	6,637	(14,252)	1,663,711	(121,360)
PSMJ	51,090	(127,999)	6,577,884	23,035
PSFJ	(470,239)	305,409	3,084,408	54,775
PSCQ	34,849	(62,299)	1,211,246	(299,968)
PSMO	7,153	(220,245)	5,618,060	(1,336,948)
PSFO	22,068	(73,086)	1,883,421	(179,815)

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2024 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended April 30, 2024
	Investments	Written Options
PSCX	$16,407,764	$(573,329)
PSMD	60,947,402	(2,430,852)
PSFD	35,044,552	(1,347,485)
PSCW	14,985,311	(510,305)
PSMR	44,349,541	(1,725,282)
PSFM	21,636,599	(677,107)
PSCJ	13,212,974	(343,464)
PSMJ	58,338,011	(1,645,164)
PSFJ	27,039,999	(560,489)
PSCQ	8,918,384	(517,230)
PSMO	46,053,284	(2,861,171)
PSFO	15,527,581	(838,707)

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended October 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year or period ended October 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) for the applicable funds, or expected to be taken in each of the Fund’s 2023 tax returns. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for USAI is declared and paid on a monthly basis, distributions to shareholders from net investment income for BULD are declared and paid on a semi-annual basis, distributions to shareholders from net investment income for ODDS, TRPL and QDPL are declared and paid on a quarterly basis, and distributions to shareholders from net investment income for PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO are declared and paid at least annually. Distributions for all Funds from net realized gains on securities, if any, normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Cash and cash equivalents. Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counter party is generally a single bank rather than a group of financial institutions; thus there may be a greater counter party credit risk. The Funds place deposits only with those counter parties which are believed to be creditworthy and there has been no history of loss.

J.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid in Capital
USAI	$(2,460,040)	$2,460,040
BULD	—	—
ODDS	—	—
PSFF	(1,199,499)	1,199,499
PSCX	82,758	(82,758)
PSMD	158,044	(158,044)
PSFD	179,884	(179,884)
PSCW	87,276	(87,276)
PSMR	121,084	(121,084)
PSFM	89,221	(89,221)
PSCJ	(1,112,920)	1,112,920
PSMJ	(5,968,219)	5,968,219
PSFJ	(2,205,160)	2,205,160
PSCQ	(1,034,544)	1,034,544
PSMO	(6,247,173)	6,247,173
PSFO	(2,230,901)	2,230,901
QDPL	(177,163)	177,163

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

During the fiscal period ended ended October 31, 2023, the Fund realized the following in net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from net realized losses to paid-in capital.

USAI	$2,912,413
BULD	—
ODDS	—
PSFF	1,667,457
PSCX	—
PSMD	—
PSFD	—
PSCW	—
PSMR	—
PSFM	—
PSCJ	1,186,492
PSMJ	6,472,080
PSFJ	2,311,829
PSCQ	1,120,128
PSMO	6,399,102
PSFO	2,328,410
QDPL	189,778

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on the Fund’s average daily net assets:

Ticker	Adviser Fee
USAI	0.75%
BULD	0.60%
ODDS	0.60%
PSFF	0.12%
PSCX	0.60%
PSMD	0.60%
PSFD	0.60%
PSCW	0.60%
PSMR	0.60%
PSFM	0.60%
PSCJ	0.60%
PSMJ	0.60%
PSFJ	0.60%
PSCQ	0.60%
PSMO	0.60%
PSFO	0.60%
QDPL	0.60%
EAFG	0.65%

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. The sub-adviser has responsibility for selecting and continuously monitoring the Funds’ investments. Sub-Advisory fees earned by Swan are paid by the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and Metaurus (the “Sub-Advisory Agreement”), Metaurus is responsible for the day-to-day management of QDPL, including the trading of portfolio securities for the Funds. Metaurus is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of reconstitutions of Indices, subject to the supervision of the Adviser and the Board. For the services it provides to QDPL, Metaurus is compensated by the Adviser from the management fees paid by QDPL to the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended April 30, 2024.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2024, USAI had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the six months ended April 30, 2024, USAI had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2024.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$7,295,612

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – DERIVATIVES TRANSACTIONS

The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

The following table represents a summary of the value of derivative instruments as of April 30, 2024 and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2024:

QDPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2024

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$5,723,573

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$543,438	Equity Contracts - Futures	$3,136,297

The average monthly value of long futures during the period ended April 30, 2024 in QDPL was $35,229,313.

NOTE 8 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2024:

Assets

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
QDPL
Futures Contracts	$5,723,573	—	$5,723,573	$5,723,573	—	—

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$7,295,612	—	$7,295,612	$7,295,612	—	—

NOTE 9 – INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$12,731,523	$6,924,549
BULD	76,421	1,654,641
ODDS	1,065,632	1,057,815
PSCX	13,109,052	13,500
PSMD	46,463,718	66,193
PSFD	26,605,486	2,152
PSFF	198,214,464	39,163,891
PSCW	12,900,023	—
PSMR	42,471,925	—
PSFM	22,952,101	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	41,436
PSMO	—	609
PSFO	—	74,769
QDPL	148,351,518	18,036,232
EAFG	1,003,882	—

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$2,879,908	$—
BULD	—	785,941
ODDS	434,439	430,531
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	56,560,062	19,581,946
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—
QDPL	116,500,935	1,600,452
EAFG	1,003,882	—

For the period ended April 30, 2024, U.S. Government transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$—	$—
BULD	—	—
ODDS	—	—
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	—	—
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—
QDPL	21,930,677	6,500,000
EAFG	—	—

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES

PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s Sub-Adviser. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash, short-term U.S. Treasury securities, or high yield corporate bonds or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also

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NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.

PSFF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance November 1, 2023	Purchases	Sales	Balance April 30, 2024
PSCX	308,978	342,793	(34,134)	617,637
PSFD	437,034	482,632	(48,264)	871,402
PSMO	1,070,760	368,767	(101,471)	1,338,056
PSCW	327,442	690,234	(32,472)	985,204
PSFO	380,730	134,055	(36,288)	478,497
PSCJ	313,311	179,401	(34,037)	458,675
PSMJ	1,185,133	673,793	(128,468)	1,730,458
PSCQ	214,178	77,272	(20,530)	270,920
PSFJ	483,971	277,006	(52,566)	708,411
PSMD	1,183,273	1,301,950	(130,524)	2,354,699
PSMR	1,013,302	892,392	(97,775)	1,807,919
PSFM	472,770	160,791	(44,645)	588,916

	Period Ended April 30, 2024
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCX	$15,599,596	$—	$94,226	$774,342
PSFD	26,174,128	—	267,292	1,732,106
PSMO	34,866,127	—	488,801	2,686,492
PSCW	22,920,870	—	78,262	515,345
PSFO	12,862,239	—	200,382	1,116,806
PSCJ	11,159,379	—	128,518	1,043,711
PSMJ	45,061,992	—	610,476	3,864,034
PSCQ	6,772,187	—	86,132	561,104
PSFJ	18,665,355	—	259,352	1,753,846
PSMD	62,942,752	—	513,082	3,235,519
PSMR	45,204,663	—	329,163	1,831,446
PSFM	15,529,362	—	183,512	1,194,301
Total	$317,758,650	$—	$3,239,198	$20,309,052

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

NOTE 11 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2023, were as follows:

	USAI	BULD	ODDS	PSFF	PSCX
Tax cost of investments	$41,040,385	$1,540,253	$791,288	$165,584,885	$9,404,086
Gross tax unrealized appreciation	9,315,606	121,372	68,909	7,802,989	1,311,058
Gross tax unrealized depreciation	(3,577,895)	(248,467)	(164,521)	(1,249,932)	(545,731)
Net tax unrealized appreciation (depreciation)	5,737,711	(127,095)	(95,612)	6,553,057	765,327
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(990,327)	(17,810)	(42,452)	(300,908)	(853,996)
Total accumulated gain (loss)	$4,747,384	$(144,905)	$(138,064)	$6,252,149	$(88,669)

	PSMD	PSFD	PSCW	PSMR	PSFM
Tax cost of investments	$31,801,955	$16,962,602	$9,801,217	$28,938,887	$15,921,118
Gross tax unrealized appreciation	3,428,985	1,991,053	543,322	1,643,069	1,106,307
Gross tax unrealized depreciation	(1,441,454)	(966,470)	(296,880)	(1,005,030)	(635,032)
Net tax unrealized appreciation (depreciation)	1,987,531	1,024,583	246,442	638,039	471,275
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(1,192,820)	(1,623,983)	(990,064)	(2,470,734)	(1,813,687)
Total accumulated gain (loss)	$794,711	$(599,400)	$(743,622)	$(1,832,695)	$(1,342,412)

	PSCJ	PSMJ	PSFJ	PSCQ	PSMO
Tax cost of investments	$9,276,013	$42,610,182	$23,534,017	$6,718,859	$36,860,708
Gross tax unrealized appreciation	334,692	1,896,878	1,509,510	77,604	539,465
Gross tax unrealized depreciation	(660,142)	(3,041,452)	(2,264,371)	(155,050)	(925,215)
Net tax unrealized appreciation (depreciation)	(325,450)	(1,144,574)	(754,861)	(77,446)	(385,750)
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(494,119)	(1,268,113)	(635,746)	(541,013)	(2,533,237)
Total accumulated gain (loss)	$(819,569)	$(2,412,687)	$(1,390,607)	$(618,459)	$(2,918,987)

	PSFO	QDPL
Tax cost of investments	$10,773,698	$161,992,750
Gross tax unrealized appreciation	147,680	10,521,084
Gross tax unrealized depreciation	(315,713)	(15,512,990)
Net tax unrealized appreciation (depreciation)	(168,033)	(4,991,906)
Undistributed ordinary income	—	—
Undistributed long-term gain	—	—
Total distributable earnings	—	—
Other accumulated (loss)	(729,811)	983,987
Total accumulated gain (loss)	$(897,844)	$(4,007,919)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts (REITs), partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. At October 31, 2023, the Funds, on a tax basis, did not defer any post-October.

At October 31, 2023, the following Funds deferred, on a tax basis, ordinary late year loses:

Ordinary Late Year Loss Deferral
USAI	$—
BULD	178
ODDS	687
PSCX	60,049
PSMD	163,903
PSFD	91,920
PSFF	170,434
PSCW	86,601
PSMR	138,771
PSFM	90,411
PSCJ	43,167
PSMJ	229,555
PSFJ	85,285
PSCQ	32,130
PSMO	165,195
PSFO	62,000
QDPL	—

At October 31, 2023, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$(704,930)	$(284,077)	Indefinite
BULD	(13,840)	(3,792)	Indefinite
ODDS	(41,474)	(287)	Indefinite
PSFF	(130,265)	(209)	Indefinite
PSCX	(333,195)	(460,752)	Indefinite
PSMD	(347,800)	(681,117)	Indefinite
PSFD	(1,315,739)	(216,324)	Indefinite
PSCW	(758,597)	(131,866)	Indefinite
PSMR	(2,225,696)	(106,267)	Indefinite
PSFM	(1,593,385)	(129,891)	Indefinite
PSCJ	(390,541)	(60,411)	Indefinite
PSMJ	(789,870)	(248,688)	Indefinite
PSFJ	(550,461)	—	Indefinite
PSCQ	(401,002)	(107,881)	Indefinite
PSMO	(2,099,001)	(269,041)	Indefinite
PSFO	(408,378)	(259,433)	Indefinite
QDPL	—	—	Indefinite

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2024, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$1,200,000	$—	$—
BULD	355	—	—
ODDS	315	—	—
PSFF	—	—	—
PSCX	—	—	—
PSMD	—	—	—
PSFD	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	—	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—
QDPL	7,866,252	—	—

The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2023, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$572,644	$—	$1,917,356
BULD	3,412	—	723
ODDS	6,600	—	—
PSFF	6,428	—	—
PSCX	—	—	—
PSMD	—	—	—
PSFD	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	—	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—
QDPL	897,292	85,981	3,763,619

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

NOTE 13 – SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:

On May 22, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of May 24, 2024, Payable May 29, 2024, as follows:

	Ordinary Income	Per Share Amount
USAI	$204,000	$0.12000000

On June 26, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of June 27, 2024, Payable July 3, 2024, as follows:

	Ordinary Income	Per Share Amount
USAI	$204,000	$0.12000000
BULD	1,034	0.02585050
ODDS	3,347	0.08366325
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—
EAFG	6,885	0.13770240

On June 27, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of June 28, 2024, Payable July 1, 2024, as follows:

	Ordinary Income	Per Share Amount
QDPL	$6,012,468	$0.5302000

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 300 ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 400 ETF	99.36%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	100.00%
Pacer BlueStar Digital Entertainment ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2023 was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 300 ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 400 ETF	95.92%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	100.00%
Pacer BlueStar Digital Entertainment ETF	7.09%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Pacer American Energy Independence ETF	0.00%
Pacer Metaurus US Large Cap Target Dividend 300 ETF	0.00%
Pacer Metaurus US Large Cap Target Dividend 400 ETF	9.67%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	0.00%
Pacer BlueStar Digital Entertainment ETF	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
USAI	$—	$—	$—	$—
BULD	10,713	1,949	0.13	0.02
ODDS	10,314	1,090	0.26	0.03
PSFF	—	—	—	—
PSCX	—	—	—	—
PSMD	—	—	—	—
PSFD	—	—	—	—
PSCW	—	—	—	—
PSMR	—	—	—	—
PSFM	—	—	—	—
PSCJ	—	—	—	—
PSMJ	—	—	—	—
PSFJ	—	—	—	—
PSCQ	—	—	—	—
PSMO	—	—	—	—
PSFO	—	—	—	—
TRPL	—	—	—	—
QDPL	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.PacerETFs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335.The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	52	Director, First Cornerstone Bank (2000–2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	52	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	52	0

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	52	0

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, since 2021; Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 6 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

ALTL, BUL, CALF, CAFG, ECOW, HERD, ICOW, INDS, PALC, PAMC, PEXL, PTIN, PTLC, PTMC, PTNQ, SRVR, SZNE, TRND, VIRS, BULD, ODDS, SHPP and TRFK

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 19, 2024 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to Pacer Lunt Large Cap Alternator ETF (ALTL), Pacer Lunt Large Cap Multi-Factor Alternator ETF (PALC), Pacer Lunt Mid Cap Multi-Factor Alternator ETF (PAMC), Pacer Trendpilot US Large Cap ETF (PTLC), Pacer Trendpilot US Mid Cap ETF (PTMC), Pacer Trendpilot 100 ETF (PTNQ), Pacer US Small Cap Cash Cows 100 ETF (CALF), Pacer Developed Markets International Cash Cows 100 ETF (ICOW), Pacer US Export Leaders ETF (PEXL), Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (SZNE), Pacer US Cash Cows Growth ETF (BUL), Pacer Trendpilot International ETF (PTIN), Pacer Emerging Markets Cash Cows 100 ETF (ECOW), Pacer Cash Cows Fund of Funds ETF (HERD), Pacer Trendpilot Fund of Funds ETF (TRND), Pacer Bio Threat Strategy ETF (VIRS), Pacer Industrial Real Estate ETF (INDS) Pacer Data & Infrastructure Real Estate ETF (SRVR), Pacer US Small Cap Cash Cows Growth Leaders ETF (CAFG), Pacer BlueStar Engineering the Future ETF (BULD), Pacer BlueStar Digital Entertainment ETF (ODDS), Pacer Industrials and Logistics ETF (SHPP) and Pacer Data and Digital Revolution ETF (TRFK). Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds.”

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement at the Meeting, respectively, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, respectively, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies. At the Meeting, respectively, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor is prepared to provide to each Fund under consideration; (5) the advisory fee payable by a Fund to the Advisor for its services; (6) certain comparative information regarding a Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to each Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by each Fund, of the advisory services to be provided to the Funds; and (iii) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Advisor that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Advisor and any potential conflicts.

Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by each Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel. The Board reviewed, a comparison of each Fund’s performance for the one-year, three-year, five-year and since inception periods ended December 31, 2023 (as applicable), to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short-

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

and longer-term performance in comparison with its underlying index. The Board noted that each Fund performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising a Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine a Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of each Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Advisor’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

Overall Findings and Conclusions of the Board

Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

QDPL

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting March 19, 2024 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL” or the “Fund”), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Metaurus Advisors, LLC (the “Sub-Advisor”) with respect to QDPL.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor and the Sub-Advisor, as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund; (2) the Advisor’s and the Sub-Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund; (3) the Advisor’s and the Sub-Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor and the Sub-Advisor are providing and prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Advisor for its services and the sub-advisory fees payable to the Sub-Advisor by the Advisor under the Sub-Advisory Agreement; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor and the Sub-Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s, and the Sub-Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement and the Sub-Advisory Agreement.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement at the Meeting, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor, including the performance of the Advisor and Sub-Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; (iii) the cost and benefits, including the fees paid, to the Sub-Advisor by the Advisor as it relates to the investment advisory services provided to the Fund; and (iv) potential economies of scale. The Board’s findings as it relates to each of the factors for the Fund are set forth below.

●

Nature, Extent and Quality of Services to be Provided by the Advisor and the Sub-Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and the Sub-Advisor under the Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and the Advisor’s and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Advisor and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. In addition, the Trustees reviewed the management team at the Advisor and the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor and the Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance programs as such relates to the operation of the Fund.

Based on its review, the Board determined that the Advisor and the Sub-Advisor are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Advisor’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to its underlying index and other products managed by the Advisor and the Sub-Advisor with similar investment objectives and strategies as the Fund (if applicable). The Board reviewed, a comparison of the Fund’s performance for the one-year and since inception periods ended December 31, 2023, to that of its underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that the Fund performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Fund by the Advisor and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor and the Sub-Advisor, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Advisor from its relationship with the Fund, considering the Advisor’s profitability analysis prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●

Costs and Benefits of Sub-Advisor’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Advisor and the Sub-Advisor. In considering the sub-advisory fees payable by the Advisor to Sub-Advisor, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Advisor relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Sub-Advisory Agreement with the Advisor were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor and the Sub-Advisor as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For the Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee.

Overall Findings and Conclusions of the Board

Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (c) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; (d) concluded that the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to the Fund; and (f) agreed to approve the Sub-Advisory Agreement for the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

EAFG

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Developed Markets Cash Cows Growth Leaders ETF (the “Fund”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Advisory Agreement as it relates to the Fund, based on its review of qualitative and quantitative information provided by the Adviser, as well as the Trust’s other service providers. Prior to deciding to approve the Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Advisory Agreement.

Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.

The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds and the Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.

In considering the approval of the Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Fund, of the advisory services to be provided to the Fund; and (iii) potential economies of scale.

Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser

The Trustees considered the scope of services to be provided under the Advisory Agreement between the Fund and Pacer, noting that Pacer will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the existing funds in the Trust. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Trustees considered the methodology of the Fund’s underlying index and the performance results provided at the Meeting for such index. The Trustees also considered the Fund’s investment strategy and the manner in which the Adviser would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with any exemptive order applicable to the Fund. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Cost of Advisory Services Provided and Economies of Scale.

In considering the advisory fees payable by the Fund to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by the Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage the Fund.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

Economies of Scale.

The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders benefited from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Fund would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Advisory Agreement, with respect to the Fund, are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to the Fund; and (c) agreed to approve the Advisory Agreement as to the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Index Provider SL Advisors, LLC 220 Lenox Avenue, Suite 303 Westfield, New Jersey 07090 MV Index Solutions Kreuznacher Str. 30, 60486 Frankfurt am Main, Germany
Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212
Sub Adviser Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791 Metaurus Advisors LLC 22 Hudson Place, Third Floor Hoboken, New Jersey 07030

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 2617 Huntingdon Pike Huntingdon Valley, PA 19006
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	8/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	8/27/2025

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	8/27/2025

* Print the name and title of each signing officer under his or her signature.